UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21422

Trust for Advised Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street Milwaukee, Wisconsin			53202
(Address of principal executive offices)			(Zip code)

Christopher E. Kashmerick Trust for Advised Portfolios 2020 East Financial Way, Suite 100 Glendora, CA 91741
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(626) 914-7385

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2019

Item 1. Reports to Stockholders.

Semi-Annual Report

June 30, 2019

1919 FINANCIAL SERVICES FUND

1919 MARYLAND TAX-FREE INCOME FUND

1919 SOCIALLY RESPONSIVE BALANCED FUND

Important Notice: The U.S. Securities and Exchange Commission will permit funds to make shareholder reports available electronically beginning January 1, 2021. Accordingly, paper copies will no longer be mailed. Instead, at that time, the 1919 Funds will send a notice, either by mail or e-mail, each time an updated report is available on the Funds' website (www.1919funds.com). Investors enrolled in electronic delivery will receive the notices by e-mail, with links to the updated report and will not need to take any action. Investors who are not enrolled in electronic delivery by January 1, 2021 will receive the notices in the mail.

All investors who prefer to receive shareholder reports in a printed format may, at any time, choose that option free of charge. Contact your financial intermediary to make this election, or direct investors can call 1-844-828-1919.

Table of Contents

1919 Financial Services Fund
Letter to shareholders	1
Fund performance	4
Fund expenses	5
Fund at a glance	6
Schedule of investments	7
Statement of assets and liabilities	10
Statement of operations	11
Statements of changes in net assets	12
Financial highlights	13
1919 Maryland Tax-Free Income Fund
Letter to shareholders	16
Fund performance	19
Fund expenses	20
Fund at a glance	21
Schedule of investments	22
Statement of assets and liabilities	26
Statement of operations	27
Statements of changes in net assets	28
Financial highlights	29
1919 Socially Responsive Balanced Fund
Letter to shareholders	32
Fund performance	35
Fund expenses	36
Fund at a glance	37
Schedule of investments	38
Statement of assets and liabilities	44
Statement of operations	45
Statements of changes in net assets	46
Financial highlights	47
Notes to financial statements	51
Other information	64
Privacy notice	65
Directory of funds' service providers	Back Cover

1919 Funds 2019 Semi-Annual Report

1919 Financial Services Fund
Letter to shareholders

Dear Shareholder,

For the first six months of 2019, the positive return in the S&P 500 Index was aided by strong performance in consumer discretionary and technology stocks. The S&P 500 Index reached an all-time high in late June after a volatile May when trade wars resurfaced. On the economic front, the U.S. exceeded its longest economic expansion since World War II, a remarkable 121 consecutive months of growth and officially surpassing the 1991-2001 cycle to become the longest expansion on record. The U.S. economy has proven resilient driven by the consumer, and the late cycle slowdown is likely to be gradual, absent any major geopolitical events. Even with slower economic growth, low inflation expectations and lower interest rates continue to support a favorable environment for equities.

The financial health of the banking industry remains strong. This past June, the largest U.S. banks passed the Federal Reserve Comprehensive Capital Analysis and Review (CCAR) stress test-demonstrating that they have enough capital reserves to continue operating and return capital even following a hypothetical severe economic downturn. Even while many financial companies are demonstrating solid earnings growth, the stocks, especially many banks, are trading at a 60-70% discount on a price-to-earnings basis (P/E ratio) to the S&P 500 Index. Looking forward, as these financial services companies' growth is realized, we believe this discounted valuation will narrow.

For the six months ended June 30, 2019, the 1919 Financial Services Fund Class A returned 16.58%. The Fund's unmanaged benchmarks, the S&P 500 Index and S&P 500 Financials Index returned 18.54% and 17.24% respectively for the same period.

How did we respond to these changing market conditions?

During the first six months of 2019, the Fund added to a broad range of banks and capital markets related companies especially when valuations became more attractive during periods of market volatility. The Fund trimmed a number of financial technology and insurance related positions due to valuation.

1919 Funds 2019 Semi-Annual Report

1919 Financial Services Fund
Letter to shareholders (cont'd)

What were the leading contributors to performance?

Collectively, our insurance and financial technology companies contributed the most to performance. The top five performing stocks were Global Payments Inc., Worldpay Inc., Ameriprise Financial Inc., Voya Financial Inc., and Visa Inc.

What were the leading detractors to performance?

The five stocks that performed the worst were Merchants Bancorp of Indiana, Affiliated Managers Group Inc., Simon Property Group LP, Webster Financial Corp. and People's Utah Bancorp. We attribute some of this underperformance to weaker near-term earnings outlooks.

Thank you for your investment in 1919 Financial Services Fund. As always we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Fund's investment goals.

Sincerely,

Christopher J. Perry, CFA
Portfolio Manager
1919 Investment Counsel, LLC

Lee Robertson, CFA
Portfolio Manager
1919 Investment Counsel, LLC

Charlie King, CFA
Portfolio Manager
1919 Investment Counsel, LLC

Price to earnings ratio — a common tool for comparing the prices of different common stocks and is calculated by dividing the current market price of a stock by the earnings per share.

S&P 500 Index — The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

S&P 500 Financials Index — The S&P 500 Financials Index comprises those companies included in the S&P 500 that are classified as members of the Global Industry Classification Standard financials sector.

It is not possible to invest directly in an index.

Past performance is not a guarantee of future results.

Earnings growth is not representative of the Fund's future performance.

Opinions expressed herein are as of 6/30/19 and are subject to change at any time, are not guaranteed and should not be considered investment advice.

Fund holdings and sector allocations are subject to change and are not a recommendation to buy or sell any security. Please refer to the Schedule of Investments for a complete list of Fund holdings.

1919 Funds 2019 Semi-Annual Report

This report has been prepared for shareholders and may be distributed to other if preceded or accompanied by a current prospectus.

Mutual fund investing involves risk. Principal loss is possible. In addition to normal risks associated with equity investing, narrowly focused investments typically exhibit higher volatility. The financial services sector may be subject to greater governmental regulation, competitive pressures and rapid technological change and obsolescence, which may have a materially adverse effect on the sector. The Fund may invest in small and medium-capitalization companies which tend to have limited liquidity and greater price volatility than larger-capitalization companies. The Fund may invest in foreign and emerging market securities which will involve greater volatility and political, economic and currency risks and differences in accounting methods. The risks are particularly significant for funds that invest in emerging markets. The Fund may make short sales of securities, which involves the risk that losses may exceed the original amount invested.

1919 Funds are distributed by Quasar Distributors, LLC.

1919 Funds 2019 Semi-Annual Report

Fund performance (unaudited)

Total Returns as of June 30, 2019

6 Months
1919 Financial Services Fund Class A
With Sales Charges†
Class A	9.69%
Class C	15.00
Without Sales Charges
Class A	16.38
Class C	16.00
Class I	16.58
S&P 500 Index(i)	18.54
S&P 500 Financials Index(ii)	17.24

†  Class A Shares have a maximum initial sales charge of 5.75% and Class C Shares have a contingent deferred sales charge (CDSC) of 1.00% for shares redeemed within one year of purchase.

As of the Fund's current prospectus dated April 30, 2019, the total annual operating expense ratios for Class A, Class C and Class I were 1.33%, 2.05% and 1.06% respectively. Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease, and Fund expense ratios are more likely to increase when markets are volatile.

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Fund returns assume the reinvestment of all distributions, at net asset value and the deduction of all Fund expenses. Total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-844-828-1919.

(i)  The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

(ii)  The S&P 500 Financials Index is a capitalization-weighted index representing nine financial groups and fifty-three financial companies, calculated monthly with dividends reinvested at month-end.

The Indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index.

1919 Funds 2019 Semi-Annual Report

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2019 and held for the six months ended June 30, 2019. The hypothetical example is based on a six-month period ended June 30, 2019.

Actual expenses

The table below titled "Based on Actual Total Return" provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

Hypothetical example for comparison purposes

The table below titled "Based on Hypothetical Total Return" provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return1

	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	16.38%	$1,000.00	$1,163.80	1.37%	$7.35
Class C	16.00	1,000.00	1,160.00	2.10	11.25
Class I	16.58	1,000.00	1,165.80	1.10	5.91

Based on hypothetical total return1

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	2.48%	$1,000.00	$1,018.00	1.37%	$6.85
Class C	2.48	1,000.00	1,014.38	2.10	10.49
Class I	2.48	1,000.00	1,019.34	1.10	5.51

1  For the six months ended June 30, 2019.

2  Assumes the reinvestment of all distributions at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge ("CDSC") with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

3  Expenses (net of fee waivers and/or expense reimbursements) are equal to each class' annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

1919 Funds 2019 Semi-Annual Report

Fund at a glance (unaudited)

Investment breakdown (%) as a percent of total investments

1919 Funds 2019 Semi-Annual Report

Schedule of investments

June 30, 2019 (unaudited)

1919 Financial Services Fund

Security	Shares	Value
Common Stocks — 97.4%
Capital Markets — 4.0%
Affiliated Managers Group Inc.	14,392	$1,326,079
Ameriprise Financial Inc.	34,425	4,997,133
CME Group Inc.	12,000	2,329,320
Total Capital Markets		8,652,532
Commercial Banks — 51.5%
Bank of America Corp.	286,000	8,294,000
Bank of the Ozarks Inc.	38,698	1,164,423
Banner Corp.	80,142	4,339,689
BOK Financial Corp.	31,314	2,363,581
Bryn Mawr Bank Corp.	70,000	2,612,400
Cadence BanCorp	130,000	2,704,000
Centerstate Banks Inc.	254,300	5,856,529
Coastal Financial Corp/WA	82,000	1,268,540	*
Columbia Banking System Inc.	116,805	4,226,005
Comerica Inc.	21,000	1,525,440
Farmers & Merchants Bank of Long Beach	200	1,660,000
Fifth Third Bancorp	104,400	2,912,760
First Financial Bancorp	57,000	1,380,540
First Foundation Inc.	123,000	1,653,120
First Western Financial Inc.	70,000	928,200	*
Franklin Financial Network Inc.	25,000	696,500
Heritage Financial Corp.	133,000	3,928,820
JPMorgan Chase & Co.	97,310	10,879,258
Level One Bancorp Inc.	39,000	974,610
Northrim Bancorp Inc.	39,100	1,394,306
Pacific City Financial Corp.	55,000	937,200
Pacific Premier Bancorp Inc.	65,263	2,015,322
People's Utah Bancorp	102,000	2,998,800
PNC Financial Services Group Inc.	20,000	2,745,600
QCR Holdings Inc.	126,500	4,411,055
SmartFinancial Inc.	50,000	1,084,500	*
Sterling Bancorp	268,200	5,707,296
SunTrust Banks Inc.	79,000	4,965,150
SVB Financial Group	29,000	6,513,110	*
TCF Financial Corp.	80,000	1,663,200
Towne Bank/Portsmouth VA	38,812	1,058,791
U.S. Bancorp	60,500	3,170,200
Univest Corp. of Pennsylvania	55,126	1,447,609

1919 Funds 2019 Semi-Annual Report

Schedule of investments (cont'd)

June 30, 2019 (unaudited)

1919 Financial Services Fund

Security	Shares	Value
Commercial Banks — continued
Webster Financial Corp.	73,895	$3,529,964
Western Alliance Bancorp	91,000	4,069,520	*
Wintrust Financial Corp.	70,000	5,121,200
Total Commercial Banks		112,201,238
Consumer Finance — 2.5%
Discover Financial Services	70,000	5,431,300
Total Consumer Finance		5,431,300
Diversified Financial Services — 6.9%
Charles Schwab Corp.	121,000	4,862,990
Intercontinental Exchange Inc.	64,500	5,543,130
Voya Financial Inc.	83,000	4,589,900
Total Diversified Financial Services		14,996,020
Insurance — 12.3%
American Financial Group Inc.	39,650	4,062,935
Brown & Brown Inc.	124,000	4,154,000
Chubb Limited	52,500	7,732,725
Hanover Insurance Group Inc.	35,000	4,490,500
Marsh & McLennan Cos Inc.	45,000	4,488,750
RenaissanceRe Holdings Ltd	10,000	1,780,100
Total Insurance		26,709,010
IT Services — 11.8%
Black Knight Inc.	51,000	3,067,650	*
Fidelity National Information Services Inc.	22,000	2,698,960
Fiserv Inc.	22,680	2,067,509	*
Global Payments Inc.	30,699	4,915,831
I3 Verticals Inc.	100,480	2,959,136	*
Visa Inc., Class A Shares	45,400	7,879,170
Worldpay Inc.	17,000	2,083,350	*
Total IT Services		25,671,606
Professional Services — 1.0%
Verisk Analytics Inc., Class A Shares	15,500	2,270,130
Total Professional Services		2,270,130
Real Estate Investment Trusts (REITs) — 3.0%
Boston Properties Inc.	6,000	774,000
Crown Castle International Corp.	29,000	3,780,150
Simon Property Group LP	12,500	1,997,000
Total Real Estate Investment Trusts (REITs)		6,551,150

1919 Funds 2019 Semi-Annual Report

1919 Financial Services Fund

Security	Shares	Value
Thrifts & Mortgage Finance — 4.4%
Bridgewater Bancshares Inc.	175,000	$2,019,500	*
FS Bancorp Inc.	17,000	881,790
Riverview Bancorp Inc.	105,000	896,700
Territorial Bancorp Inc.	65,000	2,008,500
WSFS Financial Corp.	92,803	3,832,764
Total Thrifts & Mortgage Finance		9,639,254
Total Common Stocks (Cost — $135,501,895)		212,122,240
Short-Term Investment — 1.8%
Fidelity Investments Money Market — Government Portfolio — Class I — 2.26%(a)	3,924,352	3,924,352
Total Short-Term Investment (Cost — $3,924,352)		3,924,352
Total Investments — 99.2% (Cost — $139,426,247)		216,046,592
Other Assets in Excess of Liabilities — 0.8%		1,648,106
Total Net Assets — 100.0%		$217,694,698

Notes:

*  Non-income producing security

(a)  The rate reported is the annualized seven-day yield at period end.

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2019 Semi-Annual Report

1919 Financial Services Fund

Statement of assets and liabilities

June 30, 2019 (unaudited)

Assets:
Investments in securities at value (cost $139,426,247)	$216,046,592
Cash	3,400
Foreign currency at value (cost $17,785)	17,817
Receivable for securities sold	2,127,066
Receivable for fund shares sold	96,991
Dividends and interest receivable	163,479
Prepaid expenses	35,808
Total Assets	218,491,153
Liabilities:
Payable for fund shares repurchased	177,330
Payable for securities purchased	113,200
Advisory fees payable	142,418
Distribution fees payable	236,597
Accrued other expenses	126,910
Total Liabilities	796,455
Net Assets	$217,694,698
Components of Net Assets:
Paid-in capital	$136,772,142
Total distributable earnings	80,922,556
Net Assets	$217,694,698
Class A:
Net Assets	$70,916,338
Shares Issued and Outstanding	2,676,056
Net Asset Value and Redemption Price	$26.50
Maximum Public Offering Price (based on maximum initial sales charge of 5.75%)	$28.12
Class C:
Net Assets	$49,890,441
Shares Issued and Outstanding	2,059,765
Net Asset Value, Redemption Price* and Offering Price Per Share	$24.22
Class I:
Net Assets	$96,887,919
Shares Issued and Outstanding	3,617,027
Net Asset Value, Redemption Price and Offering Price Per Share	$26.79

*  Redemption price per share of Class C shares is NAV reduced by a 1.00% CDSC if shares are redeemed within one year of purchase. (See Note 3).

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2019 Semi-Annual Report

1919 Financial Services Fund

Statement of operations

For the Six Months Ended June 30, 2019 (unaudited)

Investment Income:
Dividend income	$2,273,060
Investment interest income	47,328
Total Investment Income	2,320,388
Expenses:
Advisory fees (Note 3)	909,387
Distribution fees (Note 6)	341,151
Transfer agent fees and expenses (Note 3 & Note 6)	184,446
Administration and fund accounting fees (Note 3)	65,388
Registration fees	28,159
Shareholder reporting fees	23,949
Custody fees (Note 3)	11,772
Audit fees	7,687
Legal fees	6,695
Trustees' fees (Note 3)	5,902
Miscellaneous	5,055
Compliance fees (Note 3)	3,012
Insurance fees	2,381
Total Expenses	1,594,984
Expenses recouped by the Adviser (Note 3)	4,332
Net Expenses	1,599,316
Net Investment Income	721,072
Realized and Unrealized Gain on Investments and Foreign Currency
Net realized gain on investments	3,569,271
Net change in unrealized appreciation/depreciation on:
Investments	30,428,631
Foreign currency	726
Translation of assets and liabilities denominated in foreign currency	525
Net Change in Unrealized Appreciation/Depreciation	30,429,882
Net Realized and Unrealized Gain on Investments	33,999,153
Net Increase in Net Assets Resulting from Operations	$34,720,225

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2019 Semi-Annual Report

1919 Financial Services Fund

Statements of changes in net assets

For the Six Months Ended June 30, 2019 (unaudited) and the Year Ended December 31,	2019	2018
Increase (Decrease) in Net Assets from: Operations:
Net investment income	$721,072	$455,510
Net realized gain	3,569,271	3,607,323
Net change in unrealized appreciation/depreciation	30,429,882	(47,291,959)
Net Increase (Decrease) in Net Assets Resulting From Operations	34,720,225	(43,229,126)
Distributions to shareholders:
Class A	—	(1,185,165)
Class C	—	(822,722)
Class I	—	(2,040,861)
Total Distributions to Shareholders	—	(4,048,748)
Capital Transactions:
Net proceeds from shares sold	16,373,261	138,066,099
Reinvestment of distributions	—	3,778,413
Cost of shares repurchased	(55,908,230)	(125,012,334)
Net Increase (Decrease) in Net Assets From Capital Transactions	(39,534,969)	16,832,178
Total Decrease in Net Assets	(4,814,744)	(30,445,696)
Net Assets:
Beginning of period	222,509,442	252,955,138
End of period	$217,694,698	$222,509,442

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2019 Semi-Annual Report

1919 Financial Services Fund

Financial highlights

For a share of beneficial interest outstanding through each period ended December 31, unless otherwise noted:

Class A Shares	2019*	2018	2017	2016	2015	2014[1]	2014[2]
Net asset value, beginning of period	$22.77	$27.16	$23.69	$19.28	$19.40	$18.63	$15.13
Income from investment operations:
Net investment income[3]	0.08	0.05	0.04	0.08	0.11	0.06	0.05
Net realized and unrealized gain (loss) on investments	3.65	(4.08)	3.43	5.02	1.17	1.21	3.47
Total income (loss) from investment operations	3.73	(4.03)	3.47	5.10	1.28	1.27	3.52
Less distributions:
From net investment income	—	(0.01)	—	(0.06)	(0.09)	(0.07)	(0.02)
From net realized gain on investments	—	(0.35)	—	(0.63)	(1.31)	(0.43)	—
Total distributions	—	(0.36)	—	(0.69)	(1.40)	(0.50)	(0.02)
Net asset value, end of period	$26.50	$22.77	$27.16	$23.69	$19.28	$19.40	$18.63
Total return[4]	16.38%[5]	(14.93)%	14.65%	26.46%	6.53%	6.81%[5]	23.26%
Supplemental data and ratios:
Net assets, end of period (in thousands)	$70,916	$71,082	$118,310	$92,948	$70,630	$64,795	$77,220
Ratios to average net assets
Gross expenses	1.37%[6]	1.33%	1.37%	1.46%	1.45%	1.44%[6]	1.46%
Net Expenses[8]	1.37[6]	1.33	1.37	1.46[9]	1.45	1.44[6,7,9]	1.46[7]
Net investment income	0.67[6]	0.19	0.16	0.43	0.54	0.44[6]	0.27
Portfolio turnover rate	3%[5]	18%	4%	8%	20%	11%[5]	14%

*  For the six months ended June 30, 2019 (unaudited).

1  For the period ended April 1, 2014 through December 31, 2014. See Note 1.

2  For the year ended March 31.

3  Per share amounts have been calculated using the average shares method.

4  Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

5  Not annualized.

6  Annualized.

7  The impact of compensating balance arrangements, if any, was less than 0.01%.

8  Effective April 30, 2017, the advisor agreed to limit the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to 1.50% of the average net assets of Class A shares. This expense limitation arrangement cannot be terminated prior to April 30, 2020 without the Board of Trustees' consent. Prior to April 30, 2017, this limitation was 1.46%. See Note 3.

9  Reflects fee waivers and/or expense reimbursements.

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2019 Semi-Annual Report

1919 Financial Services Fund

Financial highlights (cont'd)

For a share of beneficial interest outstanding through each period ended December 31, unless otherwise noted:

Class C Shares	2019*	2018	2017	2016	2015	2014[1]	2014[2]
Net asset value, beginning of period	$20.88	$25.12	$22.07	$18.06	$18.30	$17.63	$14.40
Income from investment operations:
Net investment loss[3]	(0.01)	(0.13)	(0.13)	(0.04)	(0.03)	(0.03)	(0.06)
Net realized and unrealized gain (loss) on investments	3.35	(3.76)	3.18	4.68	1.10	1.14	3.29
Total income (loss) from investment operations	3.34	(3.89)	3.05	4.64	1.07	1.11	3.23
Less distributions:
From net investment income	—	—	—	—	—	(0.01)	—
From net realized gain on investments	—	(0.35)	—	(0.63)	(1.31)	(0.43)	—
Total distributions	—	(0.35)	—	(0.63)	(1.31)	(0.44)	—
Net asset value, end of period	$24.22	$20.88	$25.12	$22.07	$18.06	$18.30	$17.63
Total return[4]	16.00%[5]	(15.57)%	13.82%	25.67%	5.77%	6.28%[5]	22.43%
Supplemental data and ratios:
Net assets, end of period (in thousands)	$49,890	$46,763	$53,667	$37,271	$26,919	$25,498	$26,484
Ratios to average net assets
Gross expenses	2.10%[8]	2.05%	2.08%	2.19%	2.22%	2.14%[8]	2.13%
Net Expenses[7]	2.10[8]	2.05	2.08	2.13[9]	2.13[9]	2.11[6,8,9]	2.13[6]
Net investment loss	(0.06)[8]	(0.52)	(0.55)	(0.24)	(0.15)	(0.20)[8]	(0.40)
Portfolio turnover rate	3%[5]	18%	4%	8%	20%	11%[5]	14%

*  For the six months ended June 30, 2019 (unaudited).

1  For the period ended April 1, 2014 through December 31, 2014. See Note 1.

2  For the year ended March 31.

3  Per share amounts have been calculated using the average shares method.

4  Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

5  Not annualized.

6  The impact of compensating balance arrangements, if any, was less than 0.01%.

7  Effective April 30, 2017, the advisor agreed to limit the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to 2.25% of the average net assets of Class C shares. This expense limitation arrangement cannot be terminated prior to April 30, 2020 without the Board of Trustees' consent. Prior to April 30, 2017, this limitation was 2.13%. See Note 3.

8  Annualized.

9  Reflects fee waivers and/or expense reimbursements.

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2019 Semi-Annual Report

For a share of beneficial interest outstanding through each period ended December 31, unless otherwise noted:

Class I Shares	2019*	2018	2017	2016	2015	2014[1]	2014[2]
Net asset value, beginning of period	$22.98	$27.41	$23.90	$19.42	$19.50	$18.71	$15.17
Income from investment operations:
Net investment income[3]	0.12	0.13	0.11	0.17	0.19	0.12	0.12
Net realized and unrealized gain (loss) on investments	3.69	(4.13)	3.45	5.08	1.18	1.21	3.49
Total income (loss) from investment operations	3.81	(4.00)	3.56	5.25	1.37	1.33	3.61
Less distributions:
From net investment income	—	(0.08)	(0.05)	(0.14)	(0.14)	(0.11)	(0.07)
From net realized gain on investments	—	(0.35)	—	(0.63)	(1.31)	(0.43)	—
Total distributions	—	(0.43)	(0.05)	(0.77)	(1.45)	(0.54)	(0.07)
Net asset value, end of period	$26.79	$22.98	$27.41	$23.90	$19.42	$19.50	$18.71
Total return[4]	16.58%[6]	(14.72)%	14.95%[5]	27.01%	6.93%	7.10%[6]	23.75%
Supplemental data and ratios:
Net assets, end of period (in thousands)	$96,888	$104,664	$80,979	$42,003	$24,432	$24,873	$25,360
Ratios to average net assets
Gross expenses	1.09%[9]	1.06%	1.11%	1.18%	1.20%	1.10%[9]	1.05%
Net Expenses[8]	1.10[9]	1.06	1.10[10]	1.05[10]	1.05[10]	1.06[7,9,10]	1.05[7]
Net investment income	0.94[9]	0.49	0.44	0.84	0.93	0.84[9]	0.68
Portfolio turnover rate	3%[6]	18%	4%	8%	20%	11%[6]	14%

*  For the six months ended June 30, 2019 (unaudited).

1  For the period ended April 1, 2014 through December 31, 2014. See Note 1.

2  For the year ended March 31.

3  Per share amounts have been calculated using the average shares method.

4  Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

5  Total return reflects adjustments to conform to generally accounting principles.

6  Not annualized.

7  The impact of compensating balance arrangements, if any, was less than 0.01%.

8  Effective April 30, 2017, the advisor agreed to limit the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to 1.25% of the average net assets of Class I shares. See Note 3. This expense limitation arrangement cannot be terminated prior to April 30, 2020 without the Board of Trustees' consent. Prior to April 30, 2017, this limitation was 1.05%.

9  Annualized.

10  Reflects fee waivers and/or expense reimbursements.

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2019 Semi-Annual Report

1919 Maryland Tax-Free Income Fund
Letter to shareholders

Dear Shareholder,

Municipal bonds surged 5.07% in the first half of the year, as measured by the Bloomberg Barclays Municipal Bond Index, a broad proxy for the investment grade market. The 1919 Maryland Tax-Free Income Fund's return was well behind the broad index, as the I-shares returned a normally respectable 3.53% for the period. Our disappointing relative showing is a result of the 1919 Maryland Tax-Free Income Fund's defensive positioning. The Fund is managed with a below benchmark (Bloomberg Barclays Municipal Bond Index) duration given what we believe is an asymmetric risk profile with interest rates residing at historically low levels. This stance served shareholders well late last year as municipal yields were trending higher due to a robust economy and corresponding interest rate hikes by the Federal Reserve. However, a slowing domestic economy and soft inflation reading in the second quarter of 2019 combined with renewed trade tensions to force the Federal Reserve to consider a preemptive easing of monetary policy. Also, historically low yields on foreign bonds, and in some cases negative yields, and additional easing by the European Central Bank further pressured yields lower across the globe. As a result our conservative posture resulted in poor relative returns as interest rates dropped to levels last seen in 2016.

While the sharp drop in Treasury yields set the path for all fixed income sectors, tax-free bonds benefitted from relentless demand. This was particularly true within states such as Maryland which were most impacted by the new limit on the deductibility of state and local taxes contained within the tax reform act. In fact, mutual funds focused on municipal debt saw inflows for 25 straight weeks through the last week of June, offsetting modest selling from bank and insurance companies who benefit less from a tax-free income stream following the sharp reduction in corporate tax rates. While issuance picked up late in the second quarter, there remains a shortfall of bonds to meet new money demand, as well as reinvestment of maturity and call proceeds. The result is an extremely rich market,

1919 Funds 2019 Semi-Annual Report

particularly on the shortest maturities which would benefit most from easier monetary policy.

Despite the increasingly price insensitive demand for bonds, we remain cautious given 10-year Treasury yields are a full 1% lower versus levels seen just six months ago and significant monetary easing is priced into the prevailing level of yields. The expensive nature of the municipal market means it is priced for perfection, which concerns us given wages are rising despite the recent slowdown, stocks have recovered to near record highs, and the unemployment rate resides near 50 year lows. That being said, any rise in rates will likely be modest, and we would extend the portfolio's duration accordingly should rates move to levels meaningfully higher from here. As we head into an election year, it is likely that the Trump Administration will maintain policies to keep economic growth moving forward, increasing the likelihood of a trade deal. The Federal Reserve will likely back off in such a scenario, resulting in higher yields and a better entry point. Until then, we will remain patient as the yield curve remains flat, resulting in less incremental yield in longer maturity bonds which contain significantly more risk than similar yielding short maturity bonds.

Sincerely,

R. Scott Pierce, CFA
Portfolio Manager
1919 Investment Counsel, LLC

Bloomberg Barclays Municipal Bond Index is an unmanaged index that is considered representative of the broad market for investment grade, tax-exempt bonds with a maturity of at least one year. One cannot invest in an index.

Duration is a commonly used measure of the potential volatility of the price of a debt security, or the aggregate market value of a portfolio of debt securities, prior to maturity. Securities with a longer duration generally have more volatile prices than securities of a comparable quality with a shorter duration.

Investment grade is a rating that indicates that a municipal or corporate bond has a relatively low risk of default.

Past performance is not a guarantee of future results.

Opinions expressed herein are as of 6/30/19 and are subject to change at any time, are not a guaranteed and should not be considered investment advice.

Fund holdings and sector allocations are subject to change and are not a recommendation to buy or sell any security. Please refer to the Schedule of Investments for a complete list of Fund holdings.

This report has been prepared for shareholders and may be distributed to others if preceded or accompanied by a current prospectus.

Mutual fund investing involves risk; Principal loss is possible. Bonds are subject to a variety of risks, including interest rate,

1919 Funds 2019 Semi-Annual Report

1919 Maryland Tax-Free Income Fund
Letter to shareholders (cont'd)

credit and inflation risks. As interest rates rise, bond prices fall, reducing the value of a fixed-income investment. Municipal securities purchased by the Fund may be adversely affected by changes in the financial condition of municipal issuers and insurers, regulatory and political developments, uncertainties and public perceptions, and other factors. The Fund is non-diversified, meaning it concentrates its assets in fewer individual holdings than a diversified fund, specifically in the State of Maryland issues. The Fund is susceptible to adverse economic, political, tax, or regulatory changes specific to Maryland, which may magnify other risks and make the Fund more volatile than a municipal bond fund that invests in more than one state. Income from tax-exempt funds may become subject to state and local taxes and a portion of income may be subject to the Federal Alternative minimum tax for certain investors. Please see the Fund's prospectus for a more complete discussion of these and other risks, and the Fund's investment strategies.

Nothing contained in this communication constitutes tax or investment advice.

Investors must consult their tax advisor for advice and information concerning their particular situation. 1919 Funds are distributed by Quasar Distributors, LLC.

1919 Funds 2019 Semi-Annual Report

Fund performance (unaudited)

Total Returns as of June 30, 2019

6 Months
1919 Maryland Tax-Free Income Fund
With Sales Charges†
Class A	-0.94%
Class C	2.18
Without Sales Charges
Class A	3.46
Class C	3.18
Class I	3.53
Bloomberg Barclays Municipal Bond Index(i)	5.09

†  Class A Shares have a maximum initial sales charge of 4.25% and Class C Shares have a contingent deferred sales charge (CDSC) of 1.00% for shares redeemed within one year of purchase.

As of the Fund's current prospectus dated April 30, 2019, the total gross annual operating expense ratios for Class A, Class C and Class I were 1.04%, 1.59% and 0.90%, respectively. The total net annual operating expense ratios for Class A, Class C and Class I were 0.75%(ii), 1.30%(ii) and 0.60%(ii), respectively. Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Fund returns assume the reinvestment of all distributions, at net asset value and the deduction of all Fund expenses. Total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-844-828-1919.

(i)  The Bloomberg Barclays Municipal Bond Index is a market value weighted index of investment grade municipal bonds with maturities of one year or more. The Index was previously named the Barclays Municipal Bond Index.

(ii)  The advisor has contractually agreed to waive fees and reimburse operating expenses through April 30, 2020.

The Indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index.

1919 Funds 2019 Semi-Annual Report

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2019 and held for the six months ended June 30, 2019. The hypothetical example is based on a six-month period ended June 30, 2019.

Actual expenses

The table below titled "Based on Actual Total Return" provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

Hypothetical example for comparison purposes

The table below titled "Based on Hypothetical Total Return" provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return1

	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	3.46%	$1,000.00	$1,034.60	0.75%	$3.78
Class C	3.18	1,000.00	1,031.80	1.30	6.55
Class I	3.53	1,000.00	1,035.30	0.60	3.03

Based on hypothetical total return1

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	2.48%	$1,000.00	$1,021.08	0.75%	$3.76
Class C	2.48	1,000.00	1,018.35	1.30	6.51
Class I	2.48	1,000.00	1,021.82	0.60	3.01

1  The six months ended June 30, 2019.

2  Assumes the reinvestment of all distributions at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge ("CDSC") with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

3  Expenses (net of fee waivers and/or expense reimbursements) are equal to each class' annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

1919 Funds 2019 Semi-Annual Report

Fund at a glance (unaudited)

Investment breakdown (%) as a percent of total investments

1919 Funds 2019 Semi-Annual Report

Schedule of investments

June 30, 2019 (unaudited)

1919 Maryland Tax-Free Income Fund

	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 103.2%
Education — 16.6%
Maryland Stadium Authority	5.000%	5/1/42	$2,000,000	$2,376,980
Maryland State EDC, Student Housing Revenue Bonds:
Frostburg State University Project	4.000%	10/1/19	500,000	502,475
Frostburg State University Project	4.000%	10/1/20	500,000	511,620
Maryland Economic Development Corp.	5.000%	7/1/36	250,000	286,315
Salisbury University Project	5.000%	6/1/27	455,000	490,627
Senior Morgan State University Project	5.000%	7/1/27	1,870,000	1,983,602
University of Maryland, College Park Projects	5.000%	7/1/31	500,000	549,905
Maryland State Health & Higher EFA Revenue Bonds:
College of Notre Dame of Maryland	4.000%	10/1/25	1,645,000	1,672,735
Good Samaritan Hospital of Maryland	1.110%	4/1/35	3,000,000	3,000,000	(c)
Johns Hopkins University	5.000%	7/1/21	2,000,000	2,147,480
Maryland Institute College of Art	4.000%	6/1/42	250,000	259,967
Total Education				13,781,706
Health Care — 27.4%
County of Baltimore, MD, Oak Crest Village Inc.	5.000%	1/1/30	495,000	581,155
County of Prince George's, MD, COPS	3.000%	10/1/31	2,500,000	2,615,725
Maryland State EDC, Howard Hughes Medical Institute	1.390%	2/15/43	300,000	300,000	(c)
Maryland State Health & Higher EFA Revenue Bonds:
Adventist Rehabilitation Hospital	5.500%	1/1/27	1,250,000	1,532,325
Broadmead Inc.	4.250%	7/1/40	1,150,000	1,229,948
Carroll Hospital Center Inc.	5.000%	7/1/21	1,005,000	1,077,249
Greater Baltimore Medical Center Inc.	1.450%	7/1/25	900,000	900,000	(c)
Helix Health Issue, AMBAC	5.250%	8/15/38	3,000,000	3,885,180
James Lawrence Kernan Hospital	5.000%	7/1/34	50,000	50,028
James Lawrence Kernan Hospital	1.200%	7/1/41	1,250,000	1,250,000	(c)
James Lawrence Kernan Hospital	1.420%	7/1/41	2,900,000	2,900,000	(c)
MedStar Health Obligated Group	5.000%	5/15/42	2,000,000	2,322,880
Refunding, Mercy Ridge	4.750%	7/1/34	3,200,000	3,204,224
The Johns Hopkins Hospital Issue	6.340%	7/1/19	890,000	890,000	(a)
Total Health Care				22,738,714
Housing — 10.5%
Maryland Community Development Administration Local Government Infrastructure	4.000%	6/1/47	1,000,000	1,073,660
Maryland State Community Development Administration, Department of Housing and Community Development:
Bolton North LP	3.350%	9/15/34	1,000,000	1,035,100
Local Government Infrastructure, Senior Lien	4.000%	6/1/30	4,485,000	4,534,783

1919 Funds 2019 Semi-Annual Report

1919 Maryland Tax-Free Income Fund

	Rate	Maturity Date	Face Amount	Value
Housing — continued
Local Government Infrastructure, Subordinate Lien	4.000%	6/1/30	$1,000,000	$1,014,820
Residential, Series A	3.850%	9/1/42	1,000,000	1,050,970
Total Housing				8,709,333
Industrial Revenue — 0.7%
Maryland EDC, EDR, Lutheran World Relief Inc. and Immigration and Refugee Service	5.250%	4/1/29	565,000	566,667
Total Industrial Revenue				566,667
Leasing — 1.3%
Montgomery County, MD, Lease Revenue, Metrorail Garage Project	5.000%	6/1/24	1,000,000	1,067,840
Total Leasing				1,067,840
Local General Obligation — 15.5%
Anne Arundel County, Maryland, GO Bonds, Water & Sewer	4.000%	4/1/27	1,150,000	1,255,731
Baltimore County, Maryland, GO Bonds	4.000%	8/1/23	1,270,000	1,306,652
County of Baltimore, Maryland	5.000%	3/1/30	1,000,000	1,233,460
County of Montgomery, Maryland	1.400%	11/1/37	1,900,000	1,900,000	(c)
Howard County, Maryland, GO Bonds, Consolidated Public Improvement Project and Refunding Bonds	5.000%	8/15/19	1,000,000	1,004,460
Howard County, Maryland, GO Bonds, Consolidated Public Improvement Project and Refunding Bonds	3.000%	2/15/29	3,000,000	3,118,740
Maryland Stadium Authority	1.250%	3/1/26	1,225,000	1,225,000	(c)
State of Maryland	4.000%	8/1/29	500,000	545,565
State of Maryland	5.000%	3/15/31	1,000,000	1,227,390
Total Local General Obligation				12,816,998
Pre-Refunded/Escrowed to Maturity(b) — 16.3%
City of Baltimore, Maryland, Mayor and City Council of Baltimore, Project and Refunding Revenue Bonds, Water Projects	5.000%	7/1/24	3,800,000	4,292,860
Maryland State Department of Transportation, Consolidated Transportation Revenue Bonds	5.000%	2/15/25	5,000,000	5,294,600
Maryland State Health & Higher EFA Revenue Bonds:
Anne Arundel Health System	6.750%	7/1/29	2,000,000	2,000,000
James Lawrence Kernan Hospital	5.000%	7/1/34	950,000	950,000
University of Maryland Medical System	5.125%	7/1/39	1,000,000	1,000,000
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.500%	8/1/28	15,000	15,050
Total Pre-Refunded/Escrowed to Maturity				13,552,510
Special Tax Obligation — 3.7%
Frederick County, MD, Special Obligation, Urbana Community Development	5.000%	7/1/30	2,995,000	3,107,971
Total Special Tax Obligation				3,107,971

1919 Funds 2019 Semi-Annual Report

Schedule of investments (cont'd)

June 30, 2019 (unaudited)

1919 Maryland Tax-Free Income Fund

	Rate	Maturity Date	Face Amount	Value
Transporatation — 6.8%
Maryland State Department of Transportation, Consolidated Transportation Revenue Bonds	4.000%	5/1/30	$3,000,000	$3,523,590
Maryland State Transportation Authority Transportation Facilities Project Revenue	3.000%	7/1/31	2,000,000	2,090,380
Total Transporatation				5,613,970
Water & Sewer — 4.4%
City of Baltimore, Maryland, Mayor and City Council of Baltimore, Project and Refunding Revenue Bonds:
Wastewater Projects, FGIC	5.000%	7/1/22	1,170,000	1,236,234
Water Projects, FGIC	5.000%	7/1/24	1,160,000	1,225,540
Washington Suburban Sanitary District, Maryland, Montgomery and Prince George's Counties, Water Supply Refunding Bonds	5.000%	6/1/37	1,000,000	1,187,640
Total Water & Sewer				3,649,414
Total Municipal Bonds — 103.2% (Cost — $80,682,079)				85,605,123
Liabilities in Excess of Other Assets — (3.2)%				(2,665,177)
Total Net Assets — 100.0%				$82,939,946

(a)  Zero coupon bond. Rate shown is yield of the position.

(b)  Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(c)  Variable rate security. Rate is determined on a periodic basis by Remarketing Agents to make a market for the bonds. Interest rate disclosed is rate at period end.

1919 Funds 2019 Semi-Annual Report

1919 Maryland Tax-Free Income Fund

Abbreviations used in this schedule:

AMBAC  — American Municipal Bond Assurance Corporation — Insured Bonds

COPS   — Community Oriented Policing Services

EDC  — Economic Development Corporation

EDR  — Economic Development Revenue

EFA  — Educational Facilities Authority

FGIC  — Financial Guaranty Insurance Company — Insured Bonds

GO  — General Obligation

Ratings table*

Standard & Poor's/Moody's/Fitch**
AAA/Aaa	30.8%
AA/Aa	40.3%
A	17.7%
BBB/Baa	11.2%
100.0%

*  As a percentage of total investments.

**  The ratings shown are based on each portfolio security's rating as determined by Standard & Poor's, Moody's or Fitch, each a Nationally Recognized Statistical Rating Organization ("NRSRO"). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower. In the event that a security is rated by multiple NRSROs and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from a NRSRO.

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2019 Semi-Annual Report

1919 Maryland Tax-Free Income Fund

Statement of assets and liabilities

June 30, 2019 (unaudited)

Assets:
Investments in securities at value (cost $80,682,079)	$85,605,123
Receivable for Fund shares sold	620,772
Interest receivable	1,120,732
Prepaid expenses	23,186
Total Assets	87,369,813
Liabilities:
Payable for Fund shares repurchased	117,012
Payable to custodian	2,628,952
Distributions to shareholders	23,423
Advisory fees payable	16,995
Investments payable	1,575,018
Distribution fees payable	16,388
Accrued other expenses	52,079
Total Liabilities	4,429,867
Net Assets	$82,939,946
Components of Net Assets:
Paid-in capital	$80,681,004
Total distributable earnings	2,258,942
Net Assets	$82,939,946
Class A:
Net Assets	$52,473,990
Shares Issued and Outstanding	3,353,206
Net Asset Value and Redemption Price	$15.65
Maximum Public Offering Price (based on maximum initial sales charge of 4.25%)	$16.34
Class C:
Net Assets	$14,167,674
Shares Issued and Outstanding	905,356
Net Asset Value, Redemption Price* and Offering Price Per Share	$15.65
Class I:
Net Assets	$16,298,282
Shares Issued and Outstanding	1,041,057
Net Asset Value, Redemption Price and Offering Price Per Share	$15.66

*  Redemption price per share of Class C shares is NAV reduced by a 1.00% CDSC if shares are redeemed within one year of purchase (See Note 3).

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2019 Semi-Annual Report

1919 Maryland Tax-Free Income Fund

Statement of operations

For the Six Months Ended June 30, 2019 (unaudited)

Investment Income:
Interest Income	$1,511,508
Expenses:
Advisory fees (Note 3)	232,211
Distribution fees (Note 6)	91,134
Transfer agent fees and expenses (Note 3 & Note 6)	56,103
Administration and fund accounting fees (Note 3)	40,674
Registration fees	18,363
Audit fees	10,216
Legal fees	6,695
Trustees' fees (Note 3)	5,951
Shareholder reporting fees	5,314
Miscellaneous	4,638
Compliance fees (Note 3)	3,083
Custody fees (Note 3)	2,216
Insurance fees	1,628
Total Expenses	478,226
Expenses waived by the Adviser (Note 3)	(133,770)
Net Expenses	344,456
Net Investment Income	1,167,052
Realized and Unrealized Gain (Loss) on Investments
Net Realized Loss on Investments	(43)
Net Change in Unrealized Appreciation/Depreciation on Investments	1,689,993
Net Realized and Unrealized Gain on Investments	1,689,950
Net Increase in Net Assets Resulting from Operations	$2,857,002

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2019 Semi-Annual Report

1919 Maryland Tax-Free Income Fund

Statements of changes in net assets

For the Six Months Ended June 30, 2019 (unaudited) and the Year Ended December 31,	2019	2018
Increase (Decrease) in Net Assets from: Operations:
Net investment income	$1,167,052	$2,599,659
Net realized loss on investments	(43)	(113,540)
Net change in unrealized appreciation/depreciation on investments	1,689,993	(1,688,664)
Net Increase in Net Assets Resulting From Operations	2,857,002	797,455
Distributions to Shareholders:
Class A	(781,159)	(1,789,526)
Class C	(161,988)	(377,370)
Class I	(223,905)	(432,763)
Total Distributions to Shareholders	(1,167,052)	(2,599,659)
Capital Transactions:
Net proceeds from shares sold	5,180,147	9,831,149
Reinvestment of distributions	1,023,514	2,318,081
Cost of shares repurchased	(9,339,767)	(28,001,996)
Net Decrease in Net Assets From Capital Transactions	(3,136,106)	(15,852,766)
Total Decrease in Net Assets	(1,446,156)	(17,654,970)
Net Assets:
Beginning of period	84,386,102	102,041,072
End of period	$82,939,946	$84,386,102

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2019 Semi-Annual Report

1919 Maryland Tax-Free Income Fund

Financial highlights

For a share of beneficial interest outstanding through each period ended December 31, unless otherwise noted:

Class A Shares	2019*	2018	2017	2016	2015	2014[1]	2014[2]
Net asset value, beginning of period	$15.34	$15.63	$15.86	$16.15	$16.45	$16.31	$17.07
Income (loss) from investment operations:
Net investment income[3]	0.22	0.45	0.44	0.55	0.61	0.46	0.59
Net realized and unrealized gain (loss) on investments	0.31	(0.29)	(0.23)	(0.29)	(0.30)	0.14	(0.76)
Total income (loss) from investment operations	0.53	0.16	0.21	0.26	0.31	0.60	(0.17)
Less distributions:
From net investment income	(0.22)	(0.45)	(0.44)	(0.55)	(0.61)	(0.46)	(0.59)
Total distributions	(0.22)	(0.45)	(0.44)	(0.55)	(0.61)	(0.46)	(0.59)
Net asset value, end of period	$15.65	$15.34	$15.63	$15.86	$16.15	$16.45	$16.31
Total return[4]	3.46%[5]	1.04%	1.34%	1.59%	1.89%	3.74%[5]	(0.94)%
Supplemental data and ratios:
Net assets, end of period (in thousands)	$52,474	$55,710	$69,068	$88,823	$93,064	$103,501	$117,797
Ratios to average net assets
Gross expenses	1.06%[6]	1.04%	0.97%	0.95%	0.93%	0.91%[6]	0.83%
Net Expenses[7]	0.75[6]	0.75	0.75	0.75	0.75	0.75[6,8]	0.64[8]
Net investment income	2.83[6]	2.92	2.80	3.39	3.73	3.75[6]	3.59
Portfolio turnover rate	9%[5]	43%	23%	25%	5%	1%[5]	8%

*  For the six months ended June 30, 2019 (unaudited).

1  For the period ended April 1, 2014 through December 31, 2014. See Note 1.

2  For the year ended March 31.

3  Per share amounts have been calculated using the average shares method.

4  Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

5  Not Annualized.

6  Annualized.

7  The advisor agreed to limit the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to 0.75% of the average net assets of Class A shares. This expense limitation arrangement cannot be terminated prior to April 30, 2020 without the Board of Trustees' consent. See Note 3.

8  The impact of compensating balance arrangements, if any, was less than 0.01%.

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2019 Semi-Annual Report

1919 Maryland Tax-Free Income Fund

Financial highlights (cont'd)

For a share of beneficial interest outstanding through each period ended December 31, unless otherwise noted:

Class C Shares	2019*	2018	2017	2016	2015	2014[1]	2014[2]
Net asset value, beginning of period	$15.34	$15.63	$15.86	$16.15	$16.45	$16.31	$17.07
Income (loss) from investment operations:
Net investment income[3]	0.18	0.36	0.35	0.46	0.52	0.39	0.49
Net realized and unrealized gain (loss) on investments	0.31	(0.29)	(0.23)	(0.29)	(0.30)	0.14	(0.76)
Total income (loss) from investment operations	0.49	0.07	0.12	0.17	0.22	0.53	(0.27)
Less distributions:
From net investment income	(0.18)	(0.36)	(0.35)	(0.46)	(0.52)	(0.39)	(0.49)
Total distributions	(0.18)	(0.36)	(0.35)	(0.46)	(0.52)	(0.39)	(0.49)
Net asset value, end of period	$15.65	$15.34	$15.63	$15.86	$16.15	$16.45	$16.31
Total return[4]	3.18%[5]	0.49%	0.78%	1.03%	1.34%	3.31%[5]	(1.53)%
Supplemental data and ratios:
Net assets, end of period (in thousands)	$14,168	$14,421	$17,562	$21,243	$22,144	$26,904	$28,678
Ratios to average net assets
Gross expenses	1.62%[6]	1.59%	1.54%	1.52%	1.52%	1.48%[6]	1.44%
Net Expenses[7]	1.30[6]	1.30	1.30	1.30	1.30	1.30[6,8]	1.24[8]
Net investment income	2.28[6]	2.37	2.25	2.84	3.18	3.20[6]	2.99
Portfolio turnover rate	9%[5]	43%	23%	25%	5%	1%[5]	8%

*  For the six months ended June 30, 2019 (unaudited).

1  For the period ended April 1, 2014 through December 31, 2014. See Note 1.

2  For the year ended March 31.

3  Per share amounts have been calculated using the average shares method.

4  Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

5  Not Annualized.

6  Annualized.

7  The advisor agreed to limit the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to 1.30% of the average net assets of Class C shares. This expense limitation arrangement cannot be terminated prior to April 30, 2020 without the Board of Trustees' consent. See Note 3.

8  The impact of compensating balance arrangements, if any, was less than 0.01%.

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2019 Semi-Annual Report

For a share of beneficial interest outstanding through each period ended December 31, unless otherwise noted:

Class I Shares	2019*	2018	2017	2016	2015	2014[1]	2014[2]
Net asset value, beginning of period	$15.35	$15.63	$15.87	$16.16	$16.45	$16.31	$17.08
Income (loss) from investment operations:
Net investment income[3]	0.23	0.47	0.46	0.57	0.63	0.48	0.62
Net realized and unrealized gain (loss) on investments	0.31	(0.28)	(0.24)	(0.29)	(0.29)	0.14	(0.77)
Total income (loss) from investment operations	0.54	0.19	0.22	0.28	0.34	0.62	(0.15)
Less distributions:
From net investment income	(0.23)	(0.47)	(0.46)	(0.57)	(0.63)	(0.48)	(0.62)
Total distributions	(0.23)	(0.47)	(0.46)	(0.57)	(0.63)	(0.48)	(0.62)
Net asset value, end of period	$15.66	$15.35	$15.63	$15.87	$16.16	$16.45	$16.31
Total return[4]	3.53%[5]	1.26%	1.43%	1.74%	2.12%	3.85%[5]	(0.85)%
Supplemental data and ratios:
Net assets, end of period (in thousands)	$16,298	$14,256	$15,411	$15,849	$16,713	$20,693	$17,624

Ratios to average net assets

Gross expenses	0.92%[6]	0.90%	0.88%	0.89%	0.89%	0.83%[6]	0.92%
Net Expenses[7]	0.60[6]	0.60	0.60	0.60	0.60	0.60[6,8]	0.48[8]
Net investment income	2.98[6]	3.06	2.94	3.54	3.87	3.90[6]	3.74
Portfolio turnover rate	9%[5]	43%	23%	25%	5%	1%[5]	8%

*  For the six months ended June 30, 2019 (unaudited).

1  For the period ended April 1, 2014 through December 31, 2014. See Note 1.

2  For the year ended March 31.

3  Per share amounts have been calculated using the average shares method.

4  Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

5  Not Annualized.

6  Annualized.

7  The advisor agreed to limit the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to 0.60% of the average net assets of Class I shares. This expense limitation arrangement cannot be terminated prior to April 30, 2020 without the Board of Trustees' consent. See Note 3.

8  The impact of compensating balance arrangements, if any, was less than 0.01%.

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2019 Semi-Annual Report

1919 Socially Responsive Balanced Fund
Letter to shareholders

Dear Shareholder,

We are pleased to bring you the semi-annual report of the 1919 Socially Responsive Balanced Fund through June 30, 2019.

Throughout the first half of 2019, the Fund took a variety of measures to respond to changing market conditions. During the first half of the year we increased exposure to the Communication Services and Information Technology sectors and decreased exposure to the Health Care sector.

The Fund is managed using socially responsible investment guidelines. An element of these guidelines is that the Fund is invested using a "fossil free" approach whereby we do not invest in companies with a large carbon footprint and we seek to invest in companies that address the challenges of climate change. So far this year we have maintained overweight positions in the Consumer Discretionary, Consumer Staples, Health Care, Industrials, and Information Technology sectors and underweight positions in the Communication Services, Energy, Financials, Materials, and Utilities sectors.

In the fixed-income portion of the Fund, we purchased primarily agency and corporate bonds with maturities in the 10-year area. We also purchased two investment grade green bonds that were offered in the new issue market at relatively attractive levels. Going forward, we anticipate continuing to extend opportunistically, as rates remain stubbornly low.

In the equity portion of the Fund, our stock selection in the Health Care, Consumer Staples, Information Technology, Industrials, and Utilities sectors contributed to relative performance in the year through June 30th. In terms of sector positioning, our overweighting in the Information Technology sector and underweighting Energy and Materials sectors also enhanced results. On an individual stock basis, the largest contributors to performance were Estee Lauder Cos. Inc., Cintas, Amazon.com Inc., Microsoft Corp., and Facebook Inc.

In the fixed-income portion of the Fund, the leading contributor to performance was our overweight allocation to corporate bonds. On an individual security basis, the largest contributors to return were Comcast Corp. 5.65% 6/15/35, Federal National Mortgage Association 6.25% 5/15/29, Microsoft Corp. 4.2% 11/3/35, U.S.

1919 Funds 2019 Semi-Annual Report

Treasury Bonds 7.50% 11/15/24 and Bank of America Corp. 4.183% 11/25/27.

In the equity portion of the Fund, our stock selection in the Financials sector detracted from relative results for the year to date. In terms of sector positioning, our overweighting of the Financials and underweighting of the Communication Services detracted from performance. On an individual stock basis, the largest detractors from performance were CVS Health Corp., Charles Schwab Corp., Bank of America Corp., UnitedHealth Group Inc., and Simon Property Group LP.

In the fixed-income portion of the Fund, the leading detractor was a duration shorter than the Bloomberg Barclays U.S. Aggregate Bond Index. On an individual security basis, the largest detractors from performance were FHLMC #01603, FNMA #490446, FNMA #891596, FHLMC #G12379 and FNMA #808156.

Thank you for your investment in the Fund. As always, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Fund's investment and social goals.

Sincerely,

Ronald T. Bates
Portfolio Manager (Equity Portion)
1919 Investment Counsel, LLC

Aimee M. Eudy
Portfolio Manager (Fixed Income Portion)
1919 Investment Counsel, LLC

Bloomberg Barclays U.S. Aggregate Bond Index — a broad-based bond index comprised of government, corporate, mortgage and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

It is not possible to invest directly in an index.

Past performance is not a guarantee of future results.

Opinions expressed herein are as of 6/30/19 and are subject to change at any time, are not a guaranteed and should not be considered investment advice.

Fund holdings and sector allocations are subject to change and are not a recommendation to buy or sell any security. Please refer to the Schedule of Investments for a complete list of Fund holdings.

Mutual fund investing involves risk. Principal loss is possible. The Fund's social policy may cause it to make or avoid investments for social reasons when it is otherwise disadvantageous to do so. The Fund may invest in foreign and emerging market securities which will involve greater volatility and political, economic and currency risks and differences in accounting methods. The risks are particularly significant for funds that invest in emerging markets. The Fund may make short sales of securities, which involves the risk that losses may

1919 Funds 2019 Semi-Annual Report

1919 Socially Responsive Balanced Fund
Letter to shareholders (cont'd)

exceed the original amount invested. Fixed income securities involve interest rate, credit, inflation and reinvestment risks; and possible loss of principal. As interest rates rise, the value of fixed income securities falls. The Fund may focus its investments in certain regions or industries, increasing its vulnerability to market volatility. The manager's investment style may become out of favor and/or the manager's selection process may prove incorrect; which may have a negative impact on the Fund's performance.

1919 Funds are distributed by Quasar Distributors, LLC.

1919 Funds 2019 Semi-Annual Report

Fund performance (unaudited)

Total Returns as of June 30, 2019

6 Months
1919 Socially Responsive Balanced Fund
With Sales Charges†
Class A	9.30%
Class B	10.52
Class C	14.48
Without Sales Charges
Class A	15.96
Class B	15.52
Class C	15.48
Class I	16.12
S&P 500 Index(i)	18.54
Bloomberg Barclays U.S. Aggregate Bond Index(ii)	6.11
Blended S&P 500 Index (70%) and Bloomberg Barclays U.S. Aggregate Index (30%)(iii)	14.87

†  Class A Shares have a maximum initial sales charge of 5.75%. Class B Shares have a Contingent Deferred Sales Charges (CDSC) of 5.00%, which applies if redemption occurs within 12 months from purchase payment. The CDSC declines by 1.00% per year until no CDSC is incurred. Class C Shares have a CDSC of 1.00% for shares redeemed within one year of purchase.

As of the Fund's current prospectus dated April 30, 2019, the total gross annual operating expense ratios for Class A, Class B, Class C and Class I were 1.29%, 3.02%, 1.98% and 0.97%, respectively. The total net annual operating expense ratios for Class A, Class B, Class C and Class I were 1.26%(iv), 2.01%(iv), 1.98%(iv) and 0.97%(iv), respectively. Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Fund returns assume the reinvestment of all distributions, at net asset value and the deduction of all Fund expenses. Total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-844-828-1919.

(i)  The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

(ii)  The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based bond index comprised of government, corporate, mortgage and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. The Index was previously named the Barclays Aggregate Bond Index.

(iii)  The Blended S&P 500 Index (70%) and Bloomberg Barclays U.S. Aggregate Index (30%) has been prepared to parallel the targeted allocation of investments between equity and fixed-income securities. It consists of 70% of the performance of the S&P 500 Index and 30% of the Bloomberg Barclays U.S. Aggregate Index.

(iv)  The advisor has contractually agreed to waive fees and reimburse operating expenses through April 30, 2020.

The Indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index.

1919 Funds 2019 Semi-Annual Report

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2019 and held for the six months ended June 30, 2019. The hypothetical example is based on a six-month period ended June 30, 2019.

Actual expenses

The table below titled "Based on Actual Total Return" provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

Hypothetical example for comparison purposes

The table below titled "Based on Hypothetical Total Return" provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return1

	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	15.96%	$1,000.00	$1,159.60	1.25%	$6.69
Class B	15.52	1,000.00	1,155.20	2.00	10.69
Class C	15.48	1,000.00	1,154.80	1.97	10.53
Class I	16.12	1,000.00	1,161.20	0.94	5.04

Based on hypothetical total return1

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	2.48%	$1,000.00	$1,018.60	1.25%	$6.26
Class B	2.48	1,000.00	1,014.88	2.00	9.99
Class C	2.48	1,000.00	1,015.03	1.97	9.84
Class I	2.48	1,000.00	1,020.13	0.94	4.71

1  For the six months ended June 30, 2019.

2  Assumes the reinvestment of all distributions at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge ("CDSC") with respect to Class B and Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

3  Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class' annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

1919 Funds 2019 Semi-Annual Report

Fund at a glance (unaudited)

Investment breakdown (%) as a percent of total investments

1919 Funds 2019 Semi-Annual Report

Schedule of investments

June 30, 2019 (unaudited)

1919 Socially Responsive Balanced Fund

Security	Shares	Value
Common Stocks — 65.2%
Communication Services — 1.3%
Walt Disney Co/The	16,230	$2,266,357
Total Communication Services		2,266,357
Consumer Discretionary — 8.1%
Amazon.com Inc.	2,240	4,241,731	*
BorgWarner Inc.	44,930	1,886,161
Home Depot Inc/The	14,515	3,018,685
Royal Caribbean Cruises Ltd.	21,190	2,568,440
TJX Cos Inc.	45,985	2,431,687
Total Consumer Discretionary		14,146,704
Consumer Staples — 6.1%
Costco Wholesale Corp.	12,805	3,383,849
CVS Health Corp.	22,000	1,198,780
Estee Lauder Cos. Inc., Class A Shares	20,440	3,742,769
PepsiCo Inc.	17,855	2,341,326
Total Consumer Staples		10,666,724
Financials — 8.7%
Bank of America Corp.	76,195	2,209,655
Charles Schwab Corp/The	54,895	2,206,230
Citizens Financial Group Inc.	64,470	2,279,659
CME Group Inc.	14,880	2,888,357
Discover Financial Services	33,375	2,589,566
Prologis Inc.	24,795	1,986,079
Simon Property Group LP	5,805	927,407
Total Financials		15,086,953
Health Care — 9.8%
Boston Scientific Corp.	85,660	3,681,667	*
Celgene Corp.	20,110	1,858,968	*
Chubb Limited	16,950	2,496,566
Teleflex Inc.	9,920	3,285,008
Thermo Fisher Scientific Inc.	10,550	3,098,324
UnitedHealth Group Inc.	10,910	2,662,149
Total Health Care		17,082,682
Industrials — 10.0%
Bloom Energy Corp., Class A Shares	26,150	320,860	*
Cintas Corp.	13,650	3,239,009
Danaher Corp.	20,525	2,933,433
Eaton Corp. PLC	28,460	2,370,149
HD Supply Holdings Inc.	37,380	1,505,666	*

1919 Funds 2019 Semi-Annual Report

1919 Socially Responsive Balanced Fund

Security			Shares	Value
Industrials — continued
Illinois Tool Works Inc.			12,565	$1,894,928
Union Pacific Corp.			14,155	2,393,752
Xylem Inc/NY			32,910	2,752,592
Total Industrials				17,410,389
Information Technology — 18.9%
Adobe Systems Inc.			10,100	2,975,965	*
Alphabet Inc., Class A Shares			3,605	3,903,494	*
Analog Devices Inc.			14,490	1,635,486
Apple Inc.			20,180	3,994,026
Broadcom Inc.			5,470	1,574,594
Facebook Inc.			13,885	2,679,805	*
Intuit Inc.			8,565	2,238,292
Microsoft Corp.			37,690	5,048,952
PayPal Holdings Inc.			26,420	3,024,033	*
Salesforce.com Inc.			16,500	2,503,545	*
Visa Inc., Class A Shares			18,540	3,217,617
Total Information Technology				32,795,809
Telecommunication Services — 0.5%
AT&T Inc.			25,615	858,359
Total Telecommunication Services				858,359
Utilities — 1.8%
American Water Works Co. Inc.			26,240	3,043,840
Total Utilities				3,043,840
Total Common Stocks (Cost — $71,199,656)				113,357,817
	Rate	Maturity Date	Face Amount
Asset Backed Securities — 0.4%
Honda Auto Receivables 2017-2 Owner Trust	1.680%	8/16/21	$709,126	707,134
Total Asset Backed Securities (Cost — $705,424)				707,134
Collateralized Mortgage Obligations — 0.1%
Federal Home Loan Mortgage Corp. (FHLMC), 4003 WV	3.500%	4/15/22	92,601	92,569
Federal Home Loan Mortgage Corp. (FHLMC), 3835 BA	4.000%	8/15/38	57,159	58,002
Federal National Mortgage Association (FNMA), 2001-53 CY	4.000%	6/25/41	55,494	59,442
Total Collateralized Mortgage Obligations (Cost — $208,896)				210,013
Corporate Bonds — 14.4%
Consumer Discretionary — 1.3%
Cintas Corp No 2	2.900%	4/1/22	325,000	330,649
Comcast Corp.	3.375%	2/15/25	210,000	219,993

1919 Funds 2019 Semi-Annual Report

Schedule of investments (cont'd)

June 30, 2019 (unaudited)

1919 Socially Responsive Balanced Fund

Security	Rate	Maturity Date	Face Amount	Value
Consumer Discretionary — continued
Comcast Corp.	5.650%	6/15/35	$600,000	$749,562
Ford Motor Credit Co LLC	8.125%	1/15/20	610,000	627,353
Starbucks Corp.	2.450%	6/15/26	250,000	247,646
Total Consumer Discretionary				2,175,203
Consumer Staples — 0.6%
CVS Health Corp.	3.875%	7/20/25	260,000	271,705
CVS Health Corp.	4.780%	3/25/38	345,000	360,468
PepsiCo Inc.	3.100%	7/17/22	390,000	402,211
Total Consumer Staples				1,034,384
Financials — 5.5%
Aflac Inc.	4.000%	2/15/22	400,000	418,099
American Express Credit Corp. (3M US LIBOR + 0.43%)	2.950%	3/3/20	405,000	405,801	(a)
Bank of America Corp. (effective 5/17/2021, 3M US LIBOR + 0.63%)	3.499%	5/17/22	410,000	418,007	(a)
Bank of America Corp. (effective 1/23/2025, 3M US LIBOR + 0.81%)	3.366%	1/23/26	550,000	567,956	(a)
Bank of America Corp.	4.183%	11/25/27	525,000	556,618
BlackRock Inc.	4.250%	5/24/21	400,000	416,095
BlackRock Inc.	3.250%	4/30/29	455,000	477,061
Boston Properties LP	4.500%	12/1/28	535,000	594,469
Citigroup Inc.	5.500%	9/13/25	325,000	368,409
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Rabobank)	4.500%	1/11/21	1,000,000	1,033,324
Goldman Sachs Group Inc.	3.500%	11/16/26	330,000	338,411
Intercontinental Exchange Inc.	3.750%	12/1/25	500,000	534,818
Morgan Stanley	5.000%	11/24/25	220,000	243,745
Simon Property Group LP	4.125%	12/1/21	350,000	364,092
Simon Property Group LP	3.375%	12/1/27	510,000	530,858
State Street Corp.	3.700%	11/20/23	370,000	390,994
TD Ameritrade Holding Corp.	2.950%	4/1/22	325,000	330,995
Toronto-Dominion Bank	1.450%	8/13/19	715,000	714,154
Toronto-Dominion Bank	1.850%	9/11/20	575,000	573,439
Westpac Banking Corp.	4.875%	11/19/19	335,000	338,337
Total Financials				9,615,682
Health Care — 1.8%
Bristol-Myers Squibb Co.	3.400%	7/26/29	725,000	759,698
Celgene Corp.	3.900%	2/20/28	365,000	391,461
Express Scripts Holding Co.	3.050%	11/30/22	600,000	609,703
Gilead Sciences Inc.	4.500%	4/1/21	400,000	413,873
Gilead Sciences Inc.	4.600%	9/1/35	320,000	360,699
Medtronic Inc.	4.125%	3/15/21	500,000	515,192
Total Health Care				3,050,626

1919 Funds 2019 Semi-Annual Report

1919 Socially Responsive Balanced Fund

Security	Rate	Maturity Date	Face Amount	Value
Information Technology — 1.7%
Apple Inc.	2.850%	2/23/23	$575,000	$589,181
Microsoft Corp.	4.200%	11/3/35	565,000	648,821
QUALCOMM Inc.	2.250%	5/20/20	415,000	414,935
QUALCOMM Inc. (3M US LIBOR + 0.73%)	2.996%	1/30/23	340,000	341,325	(a)
QUALCOMM Inc.	3.450%	5/20/25	500,000	519,427
Texas Instruments Inc.	1.650%	8/3/19	400,000	399,735
Total Information Technology				2,913,424
Materials — 0.3%
Nutrien Ltd.	4.200%	4/1/29	425,000	459,963
Total Materials				459,963
Telecommunication Services — 1.5%
AT&T Inc.	4.450%	4/1/24	425,000	457,611
AT&T Inc.	4.350%	3/1/29	465,000	501,271
Verizon Communications Inc.	4.329%	9/21/28	327,000	362,686
Verizon Communications Inc.	3.875%	2/8/29	410,000	440,156
Verizon Communications Inc.	4.500%	8/10/33	350,000	394,635
Verizon Communications Inc.	5.250%	3/16/37	335,000	401,261
Total Telecommunication Services				2,557,620
Utilities — 1.7%
Avangrid Inc.	3.800%	6/1/29	650,000	680,850
DTE Electric Co.	4.050%	5/15/48	380,000	420,992
Duke Energy Carolinas LLC	3.350%	5/15/22	955,000	987,751
Georgia Power Co.	3.250%	4/1/26	345,000	349,551
Southern Power Co.	1.950%	12/15/19	545,000	543,423
Total Utilities				2,982,567
Total Corporate Bonds (Cost — $23,640,336)				24,789,469
Foreign Government Agency Issues — 1.5%
International Bank for Reconstruction & Development	3.125%	11/20/25	930,000	994,073
International Finance Corp.	1.750%	3/30/20	850,000	847,832
International Finance Corp.	2.000%	10/24/22	785,000	790,400
Total Foreign Government Agency Issues (Cost — $2,557,743)				2,632,305
Mortgage Backed Securities — 0.4%
Federal Home Loan Mortgage Corporation (FHLMC)
Gold Pool G18082	5.000%	11/1/20	11,443	11,741
Gold Pool G12379	4.500%	6/1/21	11,219	11,461
Gold Pool J04311	6.000%	2/1/22	15,784	16,174
Gold Pool C91417	3.500%	1/1/32	117,436	121,915
Gold Pool A35826	5.000%	7/1/35	42,532	45,006
Gold Pool G08112	6.000%	2/1/36	79,762	90,569

1919 Funds 2019 Semi-Annual Report

Schedule of investments (cont'd)

June 30, 2019 (unaudited)

1919 Socially Responsive Balanced Fund

Security	Rate	Maturity Date	Face Amount	Value
Mortgage Backed Securities — continued
Gold Pool G02564	6.500%	1/1/37	$42,182	$51,022
Gold Pool G08179	5.500%	2/1/37	30,295	33,696
Gold Pool A65694	6.000%	9/1/37	38,197	43,191
Federal National Mortgage Association (FNMA)
Pool 490446	6.500%	3/1/29	13	15
Pool 808156	4.500%	2/1/35	9,223	9,641
Pool 891596	5.500%	6/1/36	969	1,075
Pool 190375	5.500%	11/1/36	5,193	5,769
Pool 916386	6.000%	5/1/37	34,626	38,761
Pool 946594	6.000%	9/1/37	27,664	30,614
General National Mortgage Association (GNMA)
Gold Pool 550763X	5.000%	12/15/35	136,839	150,646
Gold Pool 003922M	7.000%	11/20/36	20,042	23,551
Total Mortgage Backed Securities (Cost — $622,073)				684,847
U.S. Government & Agency Obligations — 9.5%
Federal Home Loan Banks (FHLB)	2.495%	10/1/20	1,000,000	1,000,186	(a)
Federal Home Loan Bank (FHLB)	5.500%	7/15/36	125,000	174,679
Federal Home Loan Mortgage Corp (FHLMC)	1.250%	10/2/19	245,000	244,412
Federal Home Loan Mortgage Corp (FHLMC)	6.750%	9/15/29	115,000	161,432
Federal Home Loan Mortgage Corp (FHLMC)	6.250%	7/15/32	380,000	546,113
Federal National Mortgage Association (FNMA)	1.250%	5/6/21	520,000	514,751
Federal National Mortgage Association (FNMA)	6.250%	5/15/29	985,000	1,330,605
Federal National Mortgage Association (FNMA)	6.625%	11/15/30	303,000	433,564
United States Treasury Bill	2.075%	8/20/19	2,000,000	1,994,208	(b)
United States Treasury Bonds	7.875%	2/15/21	800,000	877,219
United States Treasury Bonds	8.000%	11/15/21	250,000	285,977
United States Treasury Bonds	7.250%	8/15/22	780,000	910,223
United States Treasury Bonds	7.625%	11/15/22	850,000	1,013,675
United States Treasury Bonds	7.125%	2/15/23	325,000	386,268
United States Treasury Bonds	6.250%	8/15/23	550,000	648,291
United States Treasury Bonds	7.500%	11/15/24	1,105,000	1,426,400
United States Treasury Bonds	7.625%	2/15/25	390,000	510,572
United States Treasury Bonds	6.875%	8/15/25	100,000	129,061
United States Treasury Bonds	6.750%	8/15/26	90,000	119,188
United States Treasury Bonds	6.500%	11/15/26	135,000	177,715
United States Treasury Bonds	6.125%	11/15/27	215,000	284,417
United States Treasury Bonds	5.500%	8/15/28	335,000	433,570
United States Treasury Bonds	3.500%	2/15/39	573,000	680,829
United States Treasury Bonds	4.375%	11/15/39	204,000	271,312

1919 Funds 2019 Semi-Annual Report

1919 Socially Responsive Balanced Fund

Security	Rate	Maturity Date	Face Amount	Value
U.S. Government & Agency Obligations — continued
United States Treasury Notes	3.625%	2/15/20	$625,000	$630,896
United States Treasury Notes	3.500%	5/15/20	420,000	425,430
United States Treasury Notes	2.625%	8/15/20	900,000	907,137
Total U.S. Government & Agency Obligations (Cost — $15,895,341)				16,518,130
			Shares
Short-Term Investment — 11.2%
Fidelity Investments Money Market — Government Portfolio — Class I	2.260%		19,538,362	19,538,362	(c)
Total Short-Term Investment (Cost — $19,538,362)				19,538,362
Total Investments — 102.7% (Cost — $134,367,831)				178,438,077
Liabilities in Excess of Other Assets — (2.7)%				(4,609,926)
Total Net Assets — 100.0%				$173,828,151

Notes:

*  Non-income producing security.

(a)  Variable rate security. Reference rate and spread are included in the description.

(b)  Rate disclosed is yield of the position.

(c)  The rate is the annualized seven-day yield at period end.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI & S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2019 Semi-Annual Report

1919 Socially Responsive Balanced Fund

Statement of assets and liabilities

June 30, 2019 (unaudited)

Assets:
Investments in securities at value (cost $134,367,831)	$178,438,077
Receivable for Fund shares sold	469,253
Dividends and interest receivable	500,689
Prepaid expenses	43,630
Total Assets	179,451,649
Liabilities:
Payable for Fund shares repurchased	143,542
Distribution to shareholders	10,702
Advisory fees payable	85,690
Investments payable	5,245,046
Distribution fees payable	48,382
Accrued other expenses	90,136
Total Liabilities	5,623,498
Net Assets	$173,828,151
Components of Net Assets:
Paid-in capital	$129,192,896
Total distributable earnings	44,635,255
Net Assets	$173,828,151
Class A:
Net Assets	$117,436,993
Issued and Outstanding	6,124,639
Net Asset Value, Redemption Price and Offering Price Per Share	$19.17
Maximum Public Offering Price (based on maximum initial sales charge of 5.75%)	$20.34
Class B:^
Net Assets	$287,537
Issued and Outstanding	15,468
Net Asset Value, Redemption Price* and Offering Price Per Share	$18.59
Class C:
Net Assets	$17,185,952
Issued and Outstanding	889,808
Net Asset Value, Redemption Price* and Offering Price Per Share	$19.31
Class I:
Net Assets	$38,917,669
Issued and Outstanding	2,031,788
Net Asset Value, Redemption Price and Offering Price Per Share	$19.15

^  Class B Shares are no longer offered for purchase by new or existing shareholders. Class B shares continue to be available for dividend reinvestment.

*  Redemption price per share is NAV of Class B and C shares reduced by a CDSC of up to 5.00% and 1.00%, respectively, contingent upon timing of redemption (See Note 3).

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2019 Semi-Annual Report

1919 Socially Responsive Balanced Fund

Statement of operations

For the Six Months Ended June 30, 2019 (unaudited)

Investment Income:
Dividend income (Net of foreign tax of $2,811)	$673,444
Interest income	753,477
Total Investment Income	1,426,921
Expenses:
Advisory fees (Note 3)	482,519
Distribution fees (Note 6)	210,998
Transfer agent fees and expenses (Note 3 & Note 6)	135,536
Administration and fund accounting fees (Note 3)	55,773
Registration fees	29,807
Shareholder reporting fees	10,612
Audit fees	8,679
Legal fees	6,695
Trustees' fees (Note 3)	5,951
Custody fees (Note 3)	5,088
Miscellaneous	5,015
Compliance fees (Note 3)	3,012
Insurance fees	1,865
Total Expenses	961,550
Expenses waived by the Adviser (Note 3)	(2,113)
Net Expenses	959,437
Net Investment Income	467,484
Realized and Unrealized Gain on Investments
Net Realized Gain on Investments	373,264
Net Change in Unrealized Appreciation/Depreciation on Investments	20,854,126
Net Realized and Unrealized Gain on Investments	21,227,390
Net Increase in Net Assets Resulting from Operations	$21,694,874

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2019 Semi-Annual Report

1919 Socially Responsive Balanced Fund

Statements of changes in net assets

For the Six Months Ended June 30, 2019 (unaudited) and the Year Ended December 31,	2019	2018
Increase (Decrease) in Net Assets from: Operations:
Net investment income	$467,484	$709,861
Net realized gain on investments	373,264	5,507,004
Net change in unrealized appreciation/depreciation on investments	20,854,126	(8,331,093)
Net Increase/Decrease in Net Assets Resulting From Operations	21,694,874	(2,114,228)
Distributions to Shareholders:
Class A	(402,307)	(6,659,683)
Class B	(140)	(17,650)
Class C	(7,962)	(729,567)
Class I	(140,929)	(1,245,184)
Total Distributions to Shareholders	(551,338)	(8,652,084)
Capital Transactions:
Net proceeds from shares sold	29,589,885	27,863,173
Reinvestment of distributions	525,886	8,268,323
Cost of shares repurchased	(9,052,552)	(21,849,964)
Net Increase in Net Assets From Capital Transactions	21,063,219	14,281,532
Total Increase in Net Assets	42,206,755	3,515,220
Net Assets:
Beginning of period	131,621,396	128,106,176
End of period	$173,828,151	$131,621,396

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2019 Semi-Annual Report

1919 Socially Responsive Balanced Fund

Financial highlights

For a share of beneficial interest outstanding through each period ended December 31, unless otherwise noted:

Class A Shares	2019*	2018	2017	2016	2015	2014[1]	2014[2]
Net asset value, beginning of period	$16.59	$17.94	$16.39	$16.65	$18.49	$19.17	$18.54
Income (loss) from investment operations:
Net investment income[3]	0.06	0.10	0.11	0.11	0.12	0.12	0.11
Net realized and unrealized gain (loss) on investments	2.59	(0.28)	2.55	0.85	(0.50)	2.00	2.15
Total income (loss) from investment operations	2.65	(0.18)	2.66	0.96	(0.38)	2.12	2.26
Less distributions:
From net investment income	(0.07)	(0.10)	(0.10)	(0.11)	(0.13)	(0.12)	(0.12)
From net realized gain on investments	—	(1.07)	(1.01)	(1.11)	(1.33)	(2.68)	(1.51)
Total distributions	(0.07)	(1.17)	(1.11)	(1.22)	(1.46)	(2.80)	(1.63)
Net asset value, end of period	$19.17	$16.59	$17.94	$16.39	$16.65	$18.49	$19.17
Total return[4]	15.96%[5]	(1.31)%	16.36%	5.76%	(2.08)%	10.98%[5]	12.31%
Supplemental data and ratios:
Net assets, end of period (in thousands)	$117,437	$100,584	$106,418	$97,110	$102,033	$114,507	$121,901
Ratios to average net assets
Gross expenses	1.26%[6]	1.28%	1.32%	1.36%	1.21%	1.23%[6]	1.27%
Net Expenses[7]	1.25[6]	1.25	1.26	1.27	1.21	1.23[6,8]	1.27[8]
Net investment income	0.63[6]	0.55	0.62	0.66	0.65	0.54[6]	0.59
Portfolio turnover rate	7%[5]	13%	30%	32%	26%	23%[5]	22%

*  For the six months ended June 30, 2019 (unaudited).

1  For the period ended February 1, 2014 through December 31, 2014. See Note 1.

2  For the year ended January 31.

3  Per share amounts have been calculated using the average shares method.

4  Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

5  Not annualized.

6  Annualized.

7  Effective April 30, 2017, the advisor agreed to limit the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to 1.25% of the average net assets of Class A shares. This expense limitation arrangement cannot be terminated prior to April 30, 2020 without the Board of Trustees' consent. Prior to April 30, 2017, this limitation was 1.27%. See Note 3.

8  The impact of compensating balance arrangements, if any, was less than 0.01%.

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2019 Semi-Annual Report

1919 Socially Responsive Balanced Fund

Financial highlights (cont'd)

For a share of beneficial interest outstanding through each period ended December 31, unless otherwise noted:

Class B Shares	2019*	2018	2017	2016	2015	2014[1]	2014[2]
Net asset value, beginning of period	$16.10	$17.48	$16.04	$16.40	$18.23	$19.03	$18.51
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.01)	(0.04)	(0.04)	(0.08)	0.00[4]	(0.12)	(0.10)
Net realized and unrealized gain (loss) on investments	2.51	(0.27)	2.49	0.83	(0.48)	2.00	2.13
Total income (loss) from investment operations	2.50	(0.31)	2.45	0.75	(0.48)	1.88	2.03
Less distributions:
From net investment income	(0.01)	—	—	—	(0.02)	(0.00)[4]	—
From net realized gain on investments	—	(1.07)	(1.01)	(1.11)	(1.33)	(2.68)	(1.51)
Total distributions	(0.01)	(1.07)	(1.01)	(1.11)	(1.35)	(2.68)	(1.51)
Net asset value, end of period	$18.59	$16.10	$17.48	$16.04	$16.40	$18.23	$19.03
Total return[5]	15.52%[6]	(2.02)%	15.33%	4.55%	(2.69)%	9.84%[6]	11.03%
Supplemental data and ratios:
Net assets, end of period (in thousands)	$288	$279	$740	$1,494	$2,468	$3,942	$6,433
Ratios to average net assets
Gross expenses	2.02%[7]	3.01%	2.89%	2.61%	1.83%	2.43%[7]	2.39%
Net Expenses[8]	2.00[7]	2.00	2.16	2.39	1.83	2.43[7,9]	2.39[9]
Net investment income (loss)	(0.12)[7]	(0.24)	(0.26)	(0.45)	0.02	(0.66)[7]	(0.53)
Portfolio turnover rate	7%[6]	13%	30%	32%	26%	23%[6]	22%

*  For the six months ended June 30, 2019 (unaudited).

1  For the period ended February 1, 2014 through December 31, 2014. See Note 1.

2  For the year ended January 31.

3  Per share amounts have been calculated using the average shares method.

4  Amount represents less than $0.01 per share.

5  Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

6  Not annualized.

7  Annualized.

8  Effective April 30, 2017, the advisor agreed to limit the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to 2.00% of the average net assets of Class B shares. This expense limitation arrangement cannot be terminated prior to April 30, 2020 without the Board of Trustees' consent. Prior to April 30, 2017, this limitation was 2.39%. See Note 3.

9  The impact of compensating balance arrangements, if any, was less than 0.01%.

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2019 Semi-Annual Report

For a share of beneficial interest outstanding through each period ended December 31, unless otherwise noted:

Class C Shares	2019*	2018	2017	2016	2015	2014[1]	2014[2]
Net asset value, beginning of period	$16.73	$18.11	$16.57	$16.83	$18.69	$19.36	$18.73
Income (loss) from investment operations:
Net investment loss[3]	(0.01)	(0.03)	(0.02)	(0.01)	(0.02)	(0.03)	(0.02)
Net realized and unrealized gain (loss) on investments	2.60	(0.28)	2.58	0.86	(0.51)	2.05	2.16
Total income (loss) from investment operations	2.59	(0.31)	2.56	0.85	(0.53)	2.02	2.14
Less distributions:
From net investment income	(0.01)	—	(0.01)	—	(0.00)[4]	(0.01)	(0.00)[4]
From net realized gain on investments	—	(1.07)	(1.01)	(1.11)	(1.33)	(2.68)	(1.51)
Total distributions	(0.01)	(1.07)	(1.02)	(1.11)	(1.33)	(2.69)	(1.51)
Net asset value, end of period	$19.31	$16.73	$18.11	$16.57	$16.83	$18.69	$19.36
Total return[5]	15.48%[6]	(1.95)%	15.47%	5.02%	(2.82)%	10.30%[6]	11.51%
Supplemental data and ratios:
Net assets, end of period (in thousands)	$17,186	$12,732	$11,982	$12,359	$13,458	$14,952	$12,122
Ratios to average net assets
Gross expenses	1.95%[7]	1.97%	2.01%	2.04%	2.01%	1.93%[7]	1.98%
Net Expenses[9]	1.97[7]	1.97	1.99	1.98	1.98	1.92[7,8]	1.98[8]
Net investment loss	(0.09)[7]	(0.17)	(0.12)	(0.05)	(0.11)	(0.15)[7]	(0.12)
Portfolio turnover rate	7%[6]	13%	30%	32%	26%	23%[6]	22%

*  For the six months ended June 30, 2019 (unaudited).

1  For the period ended February 1, 2014 through December 31, 2014. See Note 1.

2  For the year ended January 31.

3  Per share amounts have been calculated using the average shares method.

4  Amount represents less than $0.01 per share.

5  Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

6  Not annualized.

7  Annualized.

8  The impact of compensating balance arrangements, if any, was less than 0.01%.

9  Effective April 30, 2017, the advisor agreed to limit the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to 2.00% of the average net assets of Class C shares. This expense limitation arrangement cannot be terminated prior to April 30, 2020 without the Board of Trustees' consent. Prior to April 30, 2017, this limitation was 1.98%. See Note 3.

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2019 Semi-Annual Report

1919 Socially Responsive Balanced Fund

Financial highlights (cont'd)

For a share of beneficial interest outstanding through each period ended December 31, unless otherwise noted:

Class I Shares	2019*	2018	2017	2016	2015	2014[1]	2014[2]
Net asset value, beginning of period	$16.57	$17.91	$16.36	$16.63	$18.47	$19.15	$18.54
Income (loss) from investment operations:
Net investment income[3]	0.09	0.16	0.15	0.16	0.16	0.18	0.17
Net realized and unrealized gain (loss) on investments	2.58	(0.29)	2.56	0.84	(0.50)	1.99	2.14
Total income (loss) from investment operations	2.67	(0.13)	2.71	1.00	(0.34)	2.17	2.31
Less distributions:
From net investment income	(0.09)	(0.14)	(0.15)	(0.16)	(0.17)	(0.17)	(0.19)
From net realized gain on investments	—	(1.07)	(1.01)	(1.11)	(1.33)	(2.68)	(1.51)
Total distributions	(0.09)	(1.21)	(1.16)	(1.27)	(1.50)	(2.85)	(1.70)
Net asset value, end of period	$19.15	$16.57	$17.91	$16.36	$16.63	$18.47	$19.15
Total return[4]	16.12%[5]	(1.00)%	16.71%	6.02%	(1.89)%	11.31%[5]	12.61%
Supplemental data and ratios:
Net assets, end of period (in thousands)	$38,918	$18,027	$8,965	$5,961	$5,207	$4,002	$4,588
Ratios to average net assets
Gross expenses	0.94%[6]	0.96%	1.01%	1.06%	1.06%	1.02%[6]	1.07%
Net Expenses[8]	0.94[6]	0.96	1.00	1.00	1.00	0.97[6,7]	1.00[7]
Net investment income	0.94[6]	0.89	0.86	1.00	0.87	0.81[6]	0.85
Portfolio turnover rate	7%[5]	13%	30%	32%	26%	23%[5]	22%

*  For the six months ended June 30, 2019 (unaudited).

1  For the period ended February 1, 2014 through December 31, 2014. See Note 1.

2  For the year ended January 31.

3  Per share amounts have been calculated using the average shares method.

4  Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

5  Not annualized.

6  Annualized.

7  The impact of compensating balance arrangements, if any, was less than 0.01%.

8  Effective April 30, 2017, the advisor agreed to limit the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to 1.00% of the average net assets of Class I shares. This expense limitation arrangement cannot be terminated prior to April 30, 2020 without the Board of Trustees' consent. See Note 3.

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2019 Semi-Annual Report

Notes to financial statements (unaudited)

Note 1. Organization

The 1919 Financial Services Fund (the "Financial Services Fund"), 1919 Maryland Tax-Free Income Fund (the "Maryland Fund") and 1919 Socially Responsive Balanced Fund (the "Socially Responsive Fund", each a Fund and together, the "Funds") are separate series of the Trust for Advised Portfolios (the "Trust"), a Delaware Statutory Trust registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end investment management company. The Financial Services Fund and Maryland Tax-Free Fund are registered as non-diversified investment series; the Socially Responsive Fund is registered as a diversified series.

The Funds were converted to the Trust on November 10, 2014, and were previously organized in the Legg Mason Partners Equity Trust as the Legg Mason Investment Counsel ("LMIC") Financial Services Fund and LMIC Social Awareness Fund, and in the Legg Mason Tax-Free Income Fund as the LMIC Maryland Tax-Free Income Trust (the "Predecessor Funds"). Concurrent with the reorganization into the Trust, the Board of Trustees (the "Board") of the Trust elected to change the fiscal year end for each of the Funds to December 31.

The Financial Services Fund seeks long-term capital appreciation by investing primarily in common stocks. The Maryland Fund seeks a high level of current income exempt from federal and Maryland state and local income taxes, consistent with prudent investment risk and preservation of capital. The Socially Responsive Fund seeks to provide high total return consisting of capital appreciation and current income.

Note 2. Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The Funds are each considered an investment company under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The presentation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses. Actual results may differ from those estimates.

(a) Securities valuation. Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price ("NOCP"). Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices. Unlisted securities held by the Funds are valued at the last sale price in the over-the-counter ("OTC") market. If there is no trading on a particular day, the mean between the last quoted bid and ask price is used.

1919 Funds 2019 Semi-Annual Report

Notes to financial statements (unaudited) (cont'd)

Long-term fixed income securities are valued using prices provided by an independent pricing service approved by the Board. Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by 1919 Investment Counsel, LLC (the "Adviser") under procedures established by and under the general supervision and responsibility of the Board.

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized into three broad levels and described below:

•  Level 1 — quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

•  Level 3 — significant unobservable inputs, including the Fund's own assumptions in determining the fair value of investments.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the Funds' assets carried at value:

FINANCIAL SERVICES FUND

Description	Level 1	Level 2	Level 3	Total
Long-term investments*:
Common Stocks	$212,122,240	$—	$—	$212,122,240
Total long-term investments	212,122,240	—	—	212,122,240
Short-term investment	3,924,352	—	—	3,924,352
Total investments	$216,046,592	$—	$—	$216,046,592

MARYLAND FUND

Description	Level 1	Level 2	Level 3	Total
Long-term investments*:
Municipal Bonds	$—	$85,605,123	$—	$85,605,123
Total investments	$—	$85,605,123	$—	$85,605,123

SOCIALLY RESPONSIVE FUND

Description	Level 1	Level 2	Level 3	Total
Long-term investments*
Common Stocks	$113,357,817	$—	$—	$113,357,817
Asset Backed Securities	—	707,134	—	707,134
Collateralized Mortgage Obligations	—	210,013	—	210,013
Corporate Bonds	—	24,789,469	—	24,789,469
Foreign Government Agency Issues	—	2,632,305	—	2,632,305
Mortgage Backed Securities	—	684,847	—	684,847
U.S. Government & Agency Obligations	—	16,518,130	—	16,518,130
Total long-term investments	113,357,817	45,541,898	—	158,899,715
Short-term investment	19,538,362	—	—	19,538,362
Total investments	$132,896,179	$45,541,898	$—	$178,438,077

*  See Schedule of Investments for additional detailed categorizations.

1919 Funds 2019 Semi-Annual Report

(b) Foreign currency translation. Investment securities and other assets and liabilities in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability. As of June 30, 2019 the Financial Services Fund held foreign currency.

(c) REIT distribution. The character of distributions received from Real Estate Investment Trusts (''REITs'') held by the Financial Services Fund and Socially Responsive Fund are generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Funds to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Funds' records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

(d) Concentration risk. The Financial Services Fund normally invests at least 80% of its assets in financial services related investments. As a result of this investment policy, an investment in the Fund may be subject to greater risk and market fluctuation than an investment in a fund that invests in securities representing a broader range of investment alternatives.

1919 Funds 2019 Semi-Annual Report

Notes to financial statements (unaudited) (cont'd)

The Maryland Fund invests substantially all of its assets in securities issued by or on behalf of the State of Maryland, its political subdivisions, municipalities, agencies, instrumentalities, and public authorities. Changes in economic conditions in, or governmental policies of, the State of Maryland could have a significant impact on the performance of the Fund.

The Maryland Fund may focus a significant amount of its investments in a single sector of the municipal securities market. In doing so, the Fund is more susceptible to factors adversely affecting that sector than a fund not following that practice.

The Maryland Fund may invest a significant portion of assets in securities issued by local governments or public authorities that are rated according to their particular creditworthiness, which may vary significantly from the state's general obligations. The value of the Fund's shares will be more susceptible to being materially impacted by a single economic, political or regulatory event affecting those issuers or their securities than shares of a diversified fund.

(e) Foreign investment risk. The Financial Services Fund's investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(f) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Maryland Fund and Socially Responsive Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(g) Distribution to shareholders. The Financial Services Fund makes distributions from net investment income, if any, at least annually. The Maryland Fund declares income distributions each business day to shareholders of record, which are paid monthly. The Maryland Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. The Socially Responsive Fund makes distributions from net investment income on a quarterly basis. Distributions of net realized gains, if any, are declared at least annually for each of the Funds (these are taxable for shareholders of the Maryland Fund). Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

1919 Funds 2019 Semi-Annual Report

(h) Indemnifications. In the normal course of business, the Funds enter into contracts that contain a variety of representations, which provide general indemnifications. The Funds' maximum exposure under these arrangements are unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

(i) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Funds on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(j) Compensating balance arrangements. The Predecessor Funds had an arrangement with their custodian bank whereby a portion of the custodian's fees were paid indirectly by credits earned by the Predecessor Funds' cash on deposit with the bank.

(k) Federal and other taxes. It is the Funds' policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the "Code"), as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute their taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Funds' financial statements.

Management has analyzed the Funds' tax positions taken on income tax returns for all open tax years (prior three fiscal years) and has concluded that as of June 30, 2019, no provision for income tax is required in the Funds' financial statements. The Funds' federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Note 3. Investment management agreement and other transactions with affiliates

The Trust has an agreement with the Adviser to furnish investment advisory services to the Funds.

Under the terms of this agreement, the Funds pay an investment management fee, calculated daily and paid monthly for each Fund as follows:

Fund	Annual Rate
Financial Services Fund	0.80% on average net assets
Maryland Fund	0.55% on average net assets
Socially Responsive Fund	0.65% on average net assets up to $100 million 0.61% on next $100 million 0.51% on next $100 million 0.46% thereafter

1919 Funds 2019 Semi-Annual Report

Notes to financial statements (unaudited) (cont'd)

Effective April 30, 2017, the Adviser has contractually agreed to reduce fees and pay expenses (other than interest, commissions, taxes, acquired fund fees and expenses, and extraordinary expenses) so that total annual operating expenses do not exceed the levels set forth below.

Fund	Class A	Class B	Class C	Class I
Financial Services Fund	1.50%	N/A	2.25%	1.25%
Maryland Fund	0.75%	N/A	1.30%	0.60%
Socially Responsive Fund	1.25%	2.00%	2.00%	1.00%

The arrangements are in place until April 30, 2020, but may be terminated or amended at any time by the Board upon 60 days' notice to the Adviser or by the Adviser with consent of the Board. These arrangements, however, may be modified by the Adviser to decrease total annual operating expenses at any time. From November 10, 2014 to April 29, 2017, a similar agreement was in place with limits as follows:

Fund	Class A	Class B	Class C	Class I
Financial Services Fund	1.46%	N/A	2.13%	1.05%
Maryland Fund	0.75%	N/A	1.30%	0.60%
Socially Responsive Fund	1.27%	2.39%	1.98%	1.00%

Prior to November 10, 2014 the Predecessor Funds for the Financial Services Fund and the Maryland Fund had similar agreements to the current limitations.

The Adviser is permitted to recapture amounts waived and/or reimbursed to a class within a rolling 36 month period from the month the Adviser earned the fee or incurred the expense if the class' total annual operating expenses have fallen to a level below the limits described above. For the period ended June 30, 2019, the Financial Services Fund recouped all previously waived and reimbursed expenses of $4,332 from the Fund. The amounts waived are detailed on each Fund's Statement of Operations.

At June 30, 2019, the amounts waived by the Adviser and the eligible recapture periods are as follows:

December 31,		Maryland Fund	Socially Responsive Fund
2019	:	$134,116	$—
2020	:	279,382	79,732
2021	:	264,876	41,658
2022	*:	133,770	2,113
Total		812,144	123,503

*  Eligible for recapture through June 30, 2022.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services ("Fund Services"), serves as the Funds' administrator and transfer agent. The officers of the Trust are employees of Fund Services. U.S. Bank, N.A. serves as the Funds' custodian and provides compliance services to the Funds. Quasar Distributors, LLC ("Quasar"), an affiliate to Fund Services, acts as the Funds' distributor and principal underwriter. For the six months

1919 Funds 2019 Semi-Annual Report

ended, June 30, 2019, the Funds incurred the following expenses for administration & fund accounting, custody, transfer agent and compliance fees:

	1919 Financial Services	1919 Maryland Tax-Free Income Fund	1919 Socially Responsive Balanced Fund
Administration & fund accounting	$65,388	$40,674	$55,773
Custody	11,772	2,216	5,088
Transfer agent*	87,970	32,669	55,648
Compliance	3,012	3,083	3,012

*  Statement of operations includes combined service fees paid to various intermediaries as detailed on Note 6.

At June 30, 2019, the Funds had payables for administration & fund accounting, custody, transfer agent and compliance fees in the following amounts:

	1919 Financial Services	1919 Maryland Tax-Free Income Fund	1919 Socially Responsive Balanced Fund
Administration & fund accounting	$21,459	$13,643	$19,043
Custody	6,335	1,098	2,830
Transfer agent	29,893	10,829	18,615
Compliance	988	1,010	988

The above payable amounts are included in Accrued other expenses in the Statement of assets and liabilities.

The Independent Trustees were paid $17,804 for their services and reimbursement of travel expenses during the period ended June 30, 2019. The Funds pay no compensation to the Interested Trustee or officers of the Trust.

There is a maximum initial sales charge of 5.75% for Class A shares of the Financial Services Fund and Socially Responsive Fund; the maximum initial sales charge for Class A shares of the Maryland Fund is 4.25%. There is a contingent deferred sales charge ("CDSC") of 1.00% on Class C shares for the Funds, which applies if redemption occurs within 12 months from purchase. Class B shares of the Socially Responsive Fund have a CDSC if redeemed within five years of purchase, initially at 5.00% and declining 1.00% annually until the five-year period is complete. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with other purchases in the Funds, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For Class A shares sold by the Distributor, the Distributor will receive the sales charge imposed on purchases of Class A shares (or any contingent deferred sales charge paid on redemptions) and will retain the full amount of such sales charge.

1919 Funds 2019 Semi-Annual Report

Notes to financial statements (unaudited) (cont'd)

For the six months ended June 30, 2019, Quasar, did not retain sales charges on sales of the Class A shares of the Financial Services Fund, Maryland Fund, and Socially Responsive Fund. In addition, for the six months ended June 30, 2019, CDSCs paid to Quasar were:

CDSCs	Class A	Class B	Class C
Financial Services Fund	N/A	N/A	$1,012
Maryland Fund	N/A	N/A	$3
Socially Responsive Fund	N/A	$87	$113

Note 4. Investments transactions

During the six months ended June 30, 2019 the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S Government & Agency Obligations were as follow:

FINANCIAL SERVICES FUND

	Investments	U.S. Government & Agency Obligations
Purchases	$6,545,235	—
Sales	$47,206,230	—

MARYLAND FUND

	Investments	U.S. Government & Agency Obligations
Purchases	$8,401,172	—
Sales	$7,970,000	—

SOCIALLY RESPONSIVE FUND

	Investments	U.S. Government & Agency Obligations
Purchases	$21,224,615	$2,471,991
Sales	$9,594,372	$387,643

Note 5. Income tax information and distributions to shareholders

At December 31, 2018, the components of distributable earnings for federal income tax purposes were as follows:

	Financial Services Fund	Maryland Fund	Socially Responsive Fund
Cost of Investments for tax purposes	$177,094,054	$80,425,682	$108,497,787
Gross tax unrealized appreciation	62,679,746	3,390,704	28,945,932
Gross tax unrealized depreciation	(16,488,726)	(157,653)	(5,790,955)
Net tax unrealized appreciation on investment	46,191,020	3,233,051	23,154,977
Undistributed ordinary income	105,155	—	170,846
Undistributed tax-exempt income	—	110,568	—
Undistributed long-term capital gains	—	—	192,008

1919 Funds 2019 Semi-Annual Report

	Financial Services Fund	Maryland Fund	Socially Responsive Fund
Capital loss carryforwards	$—	$(2,688,614)	$—
Other book/tax temporary differences*	(93,844)	(86,013)	(26,112)
Total distributable earnings	$46,202,331	$568,992	$23,491,719

*  Other book/tax differences are attributable primarily to post-October losses and timing of the deductibility of various expenses.

The tax character of distributions paid during the six months ended June 30, 2019 and fiscal year ended December 31, 2018, for each Fund was as follows:

FINANCIAL SERVICES FUND

	Six Months Ended June 30, 2019	Year Ended December 31, 2018
Distribution Paid From:
Ordinary Income	$—	$395,890
Net Long Term Capital Gains	—	3,652,858
Total	$—	$4,048,748

MARYLAND FUND

	Six Months Ended June 30, 2019	Year Ended December 31, 2018
Distribution Paid From:
Tax Exempt Income	$1,167,052	$2,568,497
Ordinary Income	—	37,123
Total	$1,167,052	$2,605,620

SOCIALLY RESPONSIVE FUND

	Six Months Ended June 30, 2019	Year Ended December 31, 2018
Distribution Paid From:
Ordinary Income	$551,338	$1,068,859
Net Long Term Capital Gains	—	7,583,225
Total	$551,338	$8,652,084

As of December 31, 2018, the Funds have capital loss carry forward amounts ("CLCFs") as summarized in the following table. Under the provision of the Regulated Investment Company Modernization Act of 2010, CLCFs can be carried forward indefinitely, and applied to offset future capital gains. CLCFs are applied consistent with the character in which they originated as a new loss on the first day of the immediately succeeding tax year.

The Funds are required, in order to meet certain excise tax requirements, to measure and distribute annually, net capital gains realized during the twelve month period ending October 31. In connection with this requirement, the Funds are permitted, for tax purposes, to defer in to their next fiscal year any net capital losses incurred from November 1

1919 Funds 2019 Semi-Annual Report

Notes to financial statements (unaudited) (cont'd)

through the end of the fiscal year. As of December 31, 2018, the Funds deferred, on a tax basis, post-October losses as shown in the table below:

	Financial Services Fund	Maryland Fund	Socially Responsive Fund
Capital Loss Carryovers — Short-Term	—	$121,823	—
Capital Loss Carryovers — Long-Term	—	2,566,791	—
Post-October Losses	$54,490	—	—

Note 6. Class specific expenses

The Funds have each adopted a Rule 12b-1 distribution plan, under which the Funds pay a service fee with respect to their Class A, Class B (as applicable), and Class C shares as reflected in the table below. The Funds pay a distribution fee with respect to Class B (as applicable) and Class C shares as reflected in the table below. Service and distribution fees are accrued daily and paid monthly.

Fund	Class A	Class B Service	Class B Distribution	Class C Service	Class C Distribution
Financial Services Fund	0.25%	N/A	N/A	0.25%	0.75%
Maryland Fund	0.15%	N/A	N/A	0.25%	0.45%
Socially Responsive Fund	0.25%	0.25%	0.75%	0.25%	0.75%

For the six months ended June 30, 2019, class specific expenses were as follows:

FINANCIAL SERVICES FUND

	June 30, 2019
	Distribution Fees	Transfer Agent Fees
Class A	$92,493	$37,966
Class C	248,658	19,481
Class I	—	39,029
Total	$341,151	$96,476

MARYLAND FUND

	June 30, 2019
	Distribution Fees	Transfer Agent Fees
Class A	$41,401	$14,779
Class C	49,733	3,911
Class I	—	4,744
Total	$91,134	$23,434

SOCIALLY RESPONSIVE FUND

	June 30, 2019
	Distribution Fees	Transfer Agent Fees
Class A	$136,667	$67,750
Class B	1,430	189
Class C	72,901	4,653
Class I	—	7,296
Total	$210,998	$79,888

1919 Funds 2019 Semi-Annual Report

Note 7. Shares of beneficial interest

At June 30, 2019, the Funds had an unlimited number of shares of beneficial interest with no par value per share. The Funds have the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares. Transactions in shares of each class were as follows:

FINANCIAL SERVICES FUND

	Six Months Ended June 30, 2019		Year Ended December 31, 2018
	Shares	Amount	Shares	Amount
Class A
Shares sold	131,272	$3,296,682	1,204,691	$33,653,057
Shares issued on reinvestment	—	—	43,417	1,060,235
Shares repurchased	(577,338)	(14,702,175)	(2,482,597)	(68,618,028)
Net increase (decrease)	(446,066)	$(11,405,493)	(1,234,489)	$(33,904,736)
Class C
Shares sold	51,279	$1,193,568	554,877	$14,301,161
Shares issued on reinvestment	—	—	35,179	788,369
Shares repurchased	(230,690)	(5,380,223)	(487,641)	(11,853,646)
Net increase	(179,411)	$(4,186,655)	102,415	$3,235,884
Class I
Shares sold	463,106	$11,883,011	3,190,096	$90,111,881
Shares issued on reinvestment	—	—	78,320	1,929,809
Shares repurchased	(1,400,137)	(35,825,832)	(1,668,197)	(44,540,660)
Net increase	(937,031)	$(23,942,821)	1,600,219	$47,501,030

MARYLAND FUND

	Six Months Ended June 30, 2019		Year Ended December 31, 2018
	Shares	Amount	Shares	Amount
Class A
Shares sold	128,191	$1,979,145	252,410	$3,873,870
Shares issued on reinvestment	44,404	689,023	104,798	1,610,078
Shares repurchased	(450,658)	(7,008,346)	(1,145,495)	(17,623,310)
Net decrease	(278,063)	$(4,340,178)	(788,287)	$(12,139,362)
Class C
Shares sold	37,896	$584,549	54,491	$837,419
Shares issued on reinvestment	8,588	133,256	20,352	312,668
Shares repurchased	(81,093)	(1,254,922)	(258,645)	(3,970,111)
Net decrease	(34,609)	$(537,117)	(183,802)	$(2,820,024)
Class I
Shares sold	168,844	$2,616,453	333,945	$5,119,860
Shares issued on reinvestment	12,962	201,235	25,732	395,335
Shares repurchased	(69,592)	(1,076,499)	(416,611)	(6,408,575)
Net decrease	112,214	$1,741,189	(56,934)	$(893,380)

1919 Funds 2019 Semi-Annual Report

Notes to financial statements (unaudited) (cont'd)

SOCIALLY RESPONSIVE FUND

	Six Months Ended June 30, 2019		Year Ended December 31, 2018
	Shares	Amount	Shares	Amount
Class A
Shares sold	327,410	$6,043,069	541,398	$9,935,852
Shares issued on reinvestment	20,585	384,414	370,926	6,457,115
Shares repurchased	(284,474)	(5,164,519)	(783,107)	(14,312,444)
Net increase	63,521	$1,262,964	129,217	$2,080,523
Class B
Shares sold	—	$—	—	$—
Shares issued on reinvestment	8	138	1,032	17,375
Shares repurchased	(1,858)	(32,560)	(26,072)	(468,001)
Net decrease	(1,850)	$(32,422)	(25,040)	$(450,626)
Class C
Shares sold	202,022	$3,763,068	183,404	$3,317,639
Shares issued on reinvestment	366	6,762	34,531	603,608
Shares repurchased	(73,837)	(1,337,345)	(118,224)	(2,175,643)
Net icrease (decrease)	128,551	$2,432,485	99,711	$1,745,604
Class I
Shares sold	1,073,425	$19,783,748	794,071	$14,609,682
Shares issued on reinvestment	7,169	134,572	68,480	1,190,225
Shares repurchased	(136,597)	(2,518,128)	(275,413)	(4,893,876)
Net increase	943,997	$17,400,192	587,138	$10,906,031

Note 8. Subsequent events

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. Subsequent to the period end, the Maryland Fund has made the following distributions per share:

Record Date	Payable Date	Class A	Class C	Class I
Daily	7/31/2019	$0.031457	$0.023806	$0.033441

On July 5, 2019 the last remaining Class B shares were automatically converted to Class A shares after being held by the shareholders for approximately 8 years from the date of purchase. For several years prior to the conversion of those shares out of Class B, all purchases by new and existing shareholders were restricted and limited to dividend reinvestments only. Accordingly, the conversion of these last remaining shares out of Class B effectively terminated Class B of the Fund.

1919 Funds 2019 Semi-Annual Report

Note 9. New accounting pronouncements

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update No. 2017-08 ("ASU 2017-08"), "Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities." ASU 2017-08 changed the amortization period for certain callable debt securities held at a premium. Specifically, it requires the premium to be amortized to the earliest call date. The Funds have adopted the provisions of ASU 2017-08 and have concluded that the change in accounting principle does not materially impact the financial statement amounts.

1919 Funds 2019 Semi-Annual Report

1919 Funds

Other information (unaudited)

June 30, 2019

Proxy Voting

The Funds' proxy voting guidelines and a record of the Predecessor Funds' proxy votes for the 12 months ended June 30, 2019 are available without charge, upon request, by calling 1-844-828-1919 and on the Securities and Exchange Commission's website at www.sec.gov.

Quarterly Holdings

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the EDGAR database on the Securities and Exchange Commission's website at www.sec.gov. These Forms may also be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

1919 Funds 2019 Semi-Annual Report

Privacy notice

The 1919 Funds collect non-public information about you from the following sources:

Information we receive about you on applications or other forms;

Information you give us orally; and/or

Information about your transactions with us or others

We do not disclose any non-public personal information about our customers or former customers without the customer's authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing a Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

1919 Funds 2019 Semi-Annual Report

Investment adviser

1919 Investment Counsel, LLC
One South Street, Suite 2500
Baltimore, MD 21202

Distributor

Quasar Distributors, LLC
777 East Wisconsin Avenue,
6th Floor
Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer agent, fund accountant and fund administrator

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent registered public accounting firm

BBD, LLP
1835 Market Street, 3rd Floor
Philadelphia, PA 19103

Legal counsel

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Ave, NW
Washington, DC 20004

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Semi-Annual Report

June 30, 2019

1919 VARIABLE SOCIALLY RESPONSIVE BALANCED FUND

Important Notice: The U.S. Securities and Exchange Commission will permit funds to make shareholder reports available electronically beginning January 1, 2021. Accordingly, paper copies will no longer be mailed. Instead, at that time, the 1919 Funds will send a notice, either by mail or e-mail, each time an updated report is available on the Funds' website (www.1919funds.com). Investors enrolled in electronic delivery will receive the notices by e-mail, with links to the updated report and will not need to take any action. Investors who are not enrolled in electronic delivery by January 1, 2021 will receive the notices in the mail.

All investors who prefer to receive shareholder reports in a printed format may, at any time, choose that option free of charge. Contact your financial intermediary to make this election, or direct investors can call 1-844-828-1919.

Table of Contents

Letter to Shareholders	II
Fund performance	1
Fund expenses	2
Fund at a glance	3
Schedule of investments	4
Statement of assets and liabilities	9
Statement of operations	10
Statements of changes in net assets	11
Financial highlights	12
Notes to financial statements	13
Other information	20
Privacy notice	21
Directory of funds' service providers	Back Cover

Letter to Shareholders

Dear Shareholder,

We are pleased to bring you the semi-annual report of the 1919 Variable Socially Responsive Balanced Fund through June 30, 2019.

Throughout the first half of 2019, the Fund took a variety of measures to respond to changing market conditions. During the first half of the year we increased exposure to the Communication Services and Information Technology sectors and decreased exposure to the Health Care sector.

The Fund is managed using socially responsible investment guidelines. An element of these guidelines is that the Fund is invested using a "fossil free" approach whereby we do not invest in companies with a large carbon footprint and we seek to invest in companies that address the challenges of climate change. So far this year we have maintained overweight positions in the Consumer Discretionary, Consumer Staples, Health Care, Industrials, and Information Technology sectors and underweight positions in the Communication Services, Energy, Financials, Materials, and Utilities sectors.

In the fixed-income portion of the Fund, we purchased primarily agency and corporate bonds with maturities in the 10-year area. We also purchased two investment grade green bonds that were offered in the new issue market at relatively attractive levels. Going forward, we anticipate continuing to extend opportunistically, as rates remain stubbornly low.

In the equity portion of the Fund, our stock selection in the Health Care, Consumer Staples, Information Technology, Industrials, and Utilities sectors contributed to relative performance in the year through June 30th. In terms of sector positioning, our overweighting in the Information Technology sector and underweighting Energy and Materials sectors also enhanced results. On an individual stock basis, the largest contributors to performance were Estee Lauder Cos. Inc., Cintas Corp., Amazon.com Inc., Facebook Inc. and Microsoft Corp.

In the fixed-income portion of the Fund, the leading contributor to performance was our overweight allocation to corporate bonds. On an individual security basis, the largest contributors to return were Comcast Corp. 5.65% 6/15/35, Federal National Mortgage Association 6.25% 5/15/29, Microsoft Corp. 4.20%

1919 Variable Socially Responsive Balanced Fund 2019 Semi-Annual Report

11/3/35, U.S. Treasury Bonds 7.50% 11/15/24 and Bank of America Corp. 4.183% 11/25/27.

In the equity portion of the Fund, our stock selection in the Financials sector detracted from relative results for the year to date. In terms of sector positioning, our overweighting of the Financials and underweighting of the Communication Services detracted from performance. On an individual stock basis, the largest detractors from performance were CVS Health Corp., Charles Schwab Corp., Bank of America Corp., UnitedHealth Group Inc., and Simon Property Group LP.

In the fixed-income portion of the Fund, the leading detractor was a duration shorter than the Bloomberg Barclays U.S. Aggregate Bond Index. On an individual security basis, the largest detractors from performance were FHLMC #01603, FNMA #490446, FNMA #891596, FHLMC #G12379 and FNMA #808156.

Thank you for your investment in the Fund. As always, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Fund's investment and social goals.

Sincerely,

Ronald T. Bates
Portfolio Manager (Equity Portion)
1919 Investment Counsel, LLC

Aimee M. Eudy
Portfolio Manager (Fixed Income Portion)
1919 Investment Counsel, LLC

Bloomberg Barclays U.S. Aggregate Index — a broad-based bond index comprised of government, corporate, mortgage and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

Duration — commonly used measure of the potential volatility of the price of a debt security, or the aggregate market value of a portfolio of debt securities, prior to maturity. Securities with a longer duration generally have more volatile prices than securities of a comparable quality with a shorter duration.

Past performance is not a guarantee of future results.

Opinions expressed herein are as of June 30, 2019 and are subject to change at any time, are not a guaranteed and should not be considered investment advice.

Fund holdings and sector allocations are subject to change and are not a recommendation to buy or sell any security. Please

1919 Variable Socially Responsive Balanced Fund 2019 Semi-Annual Report

Letter to Shareholders (cont'd)

refer to the Schedule of Investments for a complete list of Fund holdings.

It is not possible to invest in an index.

This report has been prepared for shareholders and may be distributed to other if preceded or accompanied by a current prospectus.

Mutual fund investing involves risk. Principal loss is possible. In addition to normal risks associated with investing, narrowly focused investments typically exhibit higher volatility. The financial services sector may be subject to greater governmental regulation, competitive pressures and rapid technological change and obsolescence, which may have a materially adverse effect on the sector. Additionally, a Fund's performance will be influenced by political, social and economic factors affecting any investments in companies in foreign countries. The securities of small and mid-sized companies tend to be more volatile than those of larger companies. A Fund's use of derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Bonds are subject to a variety of risks, including interest rate, credit and inflation risks. As interest rates rise, bond prices fall, reducing the value of a fixed-income investment. Municipal securities purchased by a Fund may be adversely affected by changes in the financial condition of municipal issuers and insurers, regulatory and political developments, uncertainties and public perceptions, and other factors. Also, if a Fund uses a social awareness criterion, there may be a smaller universe of investments. Please see the Fund's prospectus for a more complete discussion of applicable risks, and the Fund's investment strategies.

1919 Funds are distributed by Quasar Distributors, LLC.

1919 Variable Socially Responsive Balanced Fund 2019 Semi-Annual Report

Fund performance (unaudited)

Total Returns as of June 30, 2019

6 Months
1919 Variable Socially Responsive Balanced Fund	17.04%
S&P 500 Index(i)	18.54
Bloomberg Barclays U.S. Aggregate Index(ii)	6.11
Blended S&P 500 Index (70%) and Bloomberg Barclays U.S. Aggregate Index (30%)(iii)	14.87

As of the Fund's current prospectus dated April 30, 2019, the gross total and net annual operating expense ratios were 1.30% and 0.89%(iv), respectively. Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Fund returns assume the reinvestment of all distributions, at net asset value and the deduction of all Fund expenses. The returns shown do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-844-828-1919.

As of November 7, 2014, the Fund assumed the performance, financial and other historic information of the Legg Mason Investment Counsel Variable Social Awareness Portfolio.

Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please refer to the Schedule of Investments in this report for a complete list of Fund holdings.

(i)  The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

(ii)  The Bloomberg Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

(iii)  The Blended S&P 500 Index (70%) and Bloomberg Barclays U.S. Aggregate Index (30%) has been prepared to parallel the targeted allocation of investments between equity and fixed-income securities. It consists of 70% of the performance of the S&P 500 Index and 30% of the Bloomberg Barclays U.S. Aggregate Index.

(iv)  The advisor has contractually agreed to waive fees and reimburse operating expenses through April 30, 2020.

The Indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index.

1919 Variable Socially Responsive Balanced Fund 2019 Semi-Annual Report
1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2019 and held for the six months ended June 30, 2019.

Actual expenses

The table below titled "Based on Actual Total Return" provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

Hypothetical example for comparison purposes

The table below titled "Based on Hypothetical Total Return" provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return1

Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
17.04%	$1,000.00	$1,170.40	0.90%	$4.84

Based on hypothetical total return1

Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
2.48%	$1,000.00	$1,020.33	0.90%	$4.51

1  For the six months ended June 30, 2019.

2  Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

3  Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365

1919 Variable Socially Responsive Balanced Fund 2019 Semi-Annual Report
2

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†  The bar graph above represents the composition of the Fund's investments as of June 30, 2019 and December 31, 2018. The Fund is actively managed. As a result, the composition of the Fund's investments is subject to change at any time.

1919 Variable Socially Responsive Balanced Fund 2019 Semi-Annual Report
3

Schedule of investments

June 30, 2019 (unaudited)

1919 Variable Socially Responsive Balanced Fund

Security	Shares	Value
Common Stocks — 68.5%
Communication Services — 1.4%
Walt Disney Co/The	3,465	$483,852
Total Communication Services		483,852
Consumer Discretionary — 8.7%
Amazon.com Inc.	495	937,347	*
BorgWarner Inc.	10,100	423,998
Home Depot Inc/The	3,055	635,348
Royal Caribbean Cruises Ltd.	4,550	551,506
TJX Cos Inc.	9,950	526,156
Total Consumer Discretionary		3,074,355
Consumer Staples — 6.5%
Costco Wholesale Corp.	2,735	722,751
CVS Health Corp.	4,480	244,115
Estee Lauder Cos. Inc., Class A Shares	4,435	812,093
PepsiCo Inc.	3,900	511,407
Total Consumer Staples		2,290,366
Financials — 9.0%
Bank of America Corp.	16,095	466,755
Charles Schwab Corp/The	12,135	487,706
Citizens Financial Group Inc.	12,985	459,149
CME Group Inc.	3,140	609,505
Discover Financial Services	7,290	565,631
Prologis Inc.	5,180	414,918
Simon Property Group LP	1,155	184,523
Total Financials		3,188,187
Health Care — 9.7%
Boston Scientific Corp.	17,600	756,448	*
Celgene Corp.	2,690	248,664	*
Chubb Limited	3,645	536,872
Teleflex Inc.	2,075	687,136
Thermo Fisher Scientific Inc.	2,215	650,501
UnitedHealth Group Inc.	2,280	556,343
Total Health Care		3,435,964
Industrials — 10.9%
Bloom Energy Corp.	6,945	85,215	*
Cintas Corp.	2,980	707,124
Danaher Corp.	4,615	659,576
Eaton Corp. PLC	6,400	532,992
HD Supply Holdings Inc.	9,070	365,340	*

1919 Variable Socially Responsive Balanced Fund 2019 Semi-Annual Report
4

1919 Variable Socially Responsive Balanced Fund

Security			Shares	Value
Industrials — continued
Illinois Tool Works Inc.			2,740	$413,219
Union Pacific Corp.			2,965	501,411
Xylem Inc/NY			7,075	591,753
Total Industrials				3,856,630
Information Technology — 19.9%
Adobe Systems Inc.			2,110	621,712	*
Alphabet Inc., Class A Shares			775	839,170	*
Analog Devices Inc.			3,375	380,936
Apple Inc.			4,445	879,754
Broadcom Inc.			1,110	319,525
Facebook Inc.			3,120	602,160	*
Intuit Inc.			1,905	497,834
Microsoft Corp.			7,815	1,046,897
PayPal Holdings Inc.			5,500	629,530	*
Salesforce.com Inc.			3,445	522,710	*
Visa Inc., Class A Shares			4,045	702,010
Total Information Technology				7,042,238
Telecommunication Services — 0.5%
AT&T Inc.			5,755	192,850
Total Telecommunication Services				192,850
Utilities — 1.9%
American Water Works Co. Inc.			5,675	658,300
Total Utilities				658,300
Total Common Stocks (Cost — $13,994,072)				24,222,742
	Rate	Maturity Date	Face Amount
Collateralized Mortgage Obligations — 0.1%
Federal Home Loan Mortgage Corp. (FHLMC), 3835 BA	4.000%	8/15/38	$17,148	17,401
Federal National Mortgage Association (FNMA), 2001-53 CY	4.000%	6/25/41	7,630	8,173
Total Collateralized Mortgage Obligations (Cost — $25,467)				25,574
Corporate Bonds — 17.3%
Consumer Discretionary — 1.5%
Comcast Corp.	3.375%	2/15/25	70,000	73,331
Comcast Corp.	5.650%	6/15/35	200,000	249,854
Ford Motor Credit Co LLC	8.125%	1/15/20	195,000	200,547
Total Consumer Discretionary				523,732

1919 Variable Socially Responsive Balanced Fund 2019 Semi-Annual Report
5

Schedule of investments (cont'd)

June 30, 2019 (unaudited)

1919 Variable Socially Responsive Balanced Fund

Security	Rate	Maturity Date	Face Amount	Value
Consumer Staples — 0.7%
CVS Health Corp.	4.780%	3/25/38	$105,000	$109,708
PepsiCo Inc.	3.100%	7/17/22	135,000	139,227
Total Consumer Staples				248,935
Financials — 5.2%
Aflac Inc.	4.000%	2/15/22	130,000	135,882
American Express Credit Corp.	2.200%	3/3/20	125,000	124,896
Bank of America Corp. (effective 5/17/2021, 3M US LIBOR + 0.63%)	3.499%	5/17/22	130,000	132,539	(a)
Bank of America Corp. (effective 1/23/2025, 3M US LIBOR + 0.81%)	3.366%	1/23/26	160,000	165,224	(a)
Bank of America Corp.	4.183%	11/25/27	165,000	174,937
BlackRock Inc.	3.250%	4/30/29	105,000	110,091
Citigroup Inc.	5.500%	9/13/25	110,000	124,692
Intercontinental Exchange Inc.	3.750%	12/1/25	75,000	80,223
Morgan Stanley	5.000%	11/24/25	70,000	77,555
Simon Property Group LP	4.125%	12/1/21	110,000	114,429
Simon Property Group LP	3.375%	12/1/27	155,000	161,339
TD Ameritrade Holding Corp.	2.950%	4/1/22	125,000	127,306
Toronto-Dominion Bank	1.850%	9/11/20	200,000	199,457
Westpac Banking Corp.	4.875%	11/19/19	110,000	111,096
Total Financials				1,839,666
Health Care — 3.0%
Boston Properties LP	4.500%	12/1/28	155,000	172,229
Bristol-Myers Squibb Co.	3.400%	7/26/29	125,000	130,983
Celgene Corp.	3.900%	2/20/28	105,000	112,612
Express Scripts Holding Co.	3.050%	11/30/22	185,000	187,992
Gilead Sciences Inc.	4.500%	4/1/21	125,000	129,335
Gilead Sciences Inc.	4.600%	9/1/35	100,000	112,718
Medtronic Inc.	4.125%	3/15/21	200,000	206,077
Total Health Care				1,051,946
Information Technology — 2.0%
Apple Inc.	2.850%	2/23/23	185,000	189,563
Microsoft Corp.	4.200%	11/3/35	175,000	200,962
QUALCOMM Inc.	2.250%	5/20/20	135,000	134,979
QUALCOMM Inc.	3.450%	5/20/25	175,000	181,799
Total Information Technology				707,303
Materials — 0.3%
Nutrien Ltd.	4.200%	4/1/29	110,000	119,049
Total Materials				119,049

1919 Variable Socially Responsive Balanced Fund 2019 Semi-Annual Report
6

1919 Variable Socially Responsive Balanced Fund

Security	Rate	Maturity Date	Face Amount	Value
Telecommunication Services — 2.1%
AT&T Inc.	4.450%	4/1/24	$150,000	$161,510
AT&T Inc.	4.350%	3/1/29	115,000	123,970
Verizon Communications Inc.	4.329%	9/21/28	104,000	115,350
Verizon Communications Inc.	3.875%	2/8/29	100,000	107,355
Verizon Communications Inc.	4.500%	8/10/33	110,000	124,028
Verizon Communications Inc.	5.250%	3/16/37	105,000	125,768
Total Telecommunication Services				757,981
Utilities — 2.5%
Avangrid Inc.	3.800%	6/1/29	125,000	130,933
DTE Electric Co.	4.050%	5/15/48	120,000	132,945
Duke Energy Carolinas LLC	3.350%	5/15/22	275,000	284,431
Georgia Power Co.	3.250%	4/1/26	100,000	101,319
Southern Power Co.	1.950%	12/15/19	220,000	219,363
Total Utilities				868,991
Total Corporate Bonds (Cost — $5,803,651)				6,117,603
Foreign Government Agency Issues — 2.3%
International Bank for Reconstruction & Development	3.125%	11/20/25	270,000	288,602
International Finance Corp.	1.750%	3/30/20	270,000	269,311
International Finance Corp.	2.000%	10/24/22	255,000	256,754
Total Foreign Government Agency Issues (Cost — $792,808)				814,667
Mortgage Backed Securities — 0.5%
Federal Home Loan Mortgage Corporation (FHLMC)
Gold Pool C91417	3.500%	1/1/32	41,448	43,029
Gold Pool A35826	5.000%	7/1/35	18,531	19,609
Gold Pool A49479	5.000%	6/1/36	21,991	23,979
Gold Pool A65694	6.000%	9/1/37	25,787	29,159
Federal National Mortgage Association (FNMA)
Pool 896885	6.000%	6/1/22	1,565	1,593
Pool 995262	5.500%	1/1/24	11,590	12,087
Pool 891596	5.500%	6/1/36	24,234	26,866
Pool 900936	6.500%	2/1/37	2,781	3,085
Pool 946594	6.000%	9/1/37	16,952	18,759
Total Mortgage Backed Securities (Cost — $164,346)				178,166
U.S. Government & Agency Obligations — 9.2%
Federal Home Loan Mortgage Corp (FHLMC)	6.750%	9/15/29	35,000	49,131
Federal Home Loan Mortgage Corp (FHLMC)	6.250%	7/15/32	70,000	100,600
Federal National Mortgage Association (FNMA)	1.250%	5/6/21	165,000	163,334
Federal National Mortgage Association (FNMA)	6.250%	5/15/29	110,000	148,596
Federal National Mortgage Association (FNMA)	6.625%	11/15/30	365,000	522,280

1919 Variable Socially Responsive Balanced Fund 2019 Semi-Annual Report
7

Schedule of investments (cont'd)

June 30, 2019 (unaudited)

1919 Variable Socially Responsive Balanced Fund

Security	Rate	Maturity Date	Face Amount	Value
U.S. Government & Agency Obligations — continued
United States Treasury Bonds	7.875%	2/15/21	$250,000	$274,131
United States Treasury Bonds	8.000%	11/15/21	75,000	85,793
United States Treasury Bonds	7.250%	8/15/22	400,000	466,781
United States Treasury Bonds	7.625%	11/15/22	250,000	298,140
United States Treasury Bonds	6.250%	8/15/23	90,000	106,084
United States Treasury Bonds	7.500%	11/15/24	265,000	342,078
United States Treasury Bonds	6.875%	8/15/25	50,000	64,530
United States Treasury Bonds	6.750%	8/15/26	30,000	39,730
United States Treasury Bonds	5.500%	8/15/28	10,000	12,942
United States Treasury Bonds	3.500%	2/15/39	131,000	155,652
United States Treasury Bonds	4.375%	11/15/39	242,000	321,851
United States Treasury Notes	3.625%	2/15/20	125,000	126,179
Total U.S. Government & Agency Obligations (Cost — $2,996,280)				3,277,832
			Shares
Short-Term Investment — 2.0%
Fidelity Institutional Money Market - Government Portfolio - Class I	2.260%		699,972	699,972	(b)
Tota Short-Term Investment (Cost — $699,972)				699,972
Total Investments — 99.9% (Cost — $24,476,596)				35,336,556
Other Assets in Excess of Liabilities — 0.1%				38,612
Total Net Assets — 100.0%				$35,375,168

Notes:

*  Non-income producing security.

(a)  Variable rate security. Reference rate and spread are included in the description.

(b)  The rate is the annualized seven-day yield at period end.

Abbreviations used in this schedule:

PLC   — Public Limited Company

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI & S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Variable Socially Responsive Balanced Fund 2019 Semi-Annual Report
8

Statement of assets and liabilities

June 30, 2019 (unaudited)

Assets:
Investments in securities at value (cost $24,476,596)	$35,336,556
Dividends and interest receivable	114,191
Prepaid expenses	1,853
Total Assets	35,452,600
Liabilities:
Payable for Fund shares repurchased	14,429
Advisory fees payable	7,107
Accrued other expenses	55,896
Total Liabilities	77,432
Net Assets	$35,375,168
Components of Net Assets:
Paid-in capital	$22,950,175
Total distributable earnings	12,424,993
Net Assets	$35,375,168
Total Fund:
Net Assets	$35,375,168
Shares Issued and Outstanding (unlimited shares authorized, no par value)	1,205,953
Net Asset Value, Redemption Price and Offering Price Per Share	$29.33

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Variable Socially Responsive Balanced Fund 2019 Semi-Annual Report
9

Statement of operations

For the Six Months Ended June 30, 2019 (unaudited)

Investment Income:
Dividend income (Net of foreign tax of $955)	$158,040
Interest income	164,610
Total Investment Income	322,650
Expenses:
Advisory fees (Note 3)	111,437
Transfer agent fees and expenses (Note 3)	43,599
Administration and fund accounting fees (Note 3)	37,032
Audit fees	8,679
Shareholder reporting fees	6,912
Legal fees	6,695
Trustees' fees (Note 3)	5,951
Miscellaneous fees	3,962
Compliance fees (Note 3)	3,012
Custody fees (Note 3)	1,909
Insurance fees	1,372
Interest expense	1,332
Total Expenses	231,892
Expenses waived by the Adviser (Note 3)	(77,977)
Net Expenses	153,915
Net Investment Income	168,735
Realized and Unrealized Gain on Investments
Net realized gain on investments	1,262,259
Net change in unrealized appreciation/depreciation on investments	4,042,248
Net Realized and Unrealized Gain on Investments	5,304,507
Net Increase in Net Assets Resulting from Operations	$5,473,242

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Variable Socially Responsive Balanced Fund 2019 Semi-Annual Report
10

Statements of changes in net assets

For the Six Months Ended June 30, 2019 (Unaudited) and the Year Ended December 31, 2018	2019	2018
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$168,735	$373,018
Net realized gain on investments	1,262,259	2,363,352
Net change in unrealized appreciation/depreciation on investments	4,042,248	(2,925,786)
Net Increase/Decrease in Net Assets Resulting From Operations	5,473,242	(189,416)
Distributions to shareholders	—	(3,452,501)
Capital Transactions:
Net proceeds from shares sold	324,903	414,318
Reinvestment of distributions	—	3,452,501
Cost of shares repurchased	(5,533,847)	(4,469,550)
Net Decrease in Net Assets From Capital Transactions	(5,208,944)	(602,731)
Total Increase (Decrease) in Net Assets	264,298	(4,244,648)
Net Assets:
Beginning of period	35,110,870	39,355,518
End of period	$35,375,168	$35,110,870
Capital Share Transactions:
Shares sold	11,597	14,027
Shares reinvested	—	131,725
Shares repurchased	(206,730)	(156,394)
Net Decrease in Shares Outstanding	(195,133)	(10,642)

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Variable Socially Responsive Balanced Fund 2019 Semi-Annual Report
11

Financial highlights

For a share of beneficial interest outstanding throughout each year ended December 31,

	2019*	2018	2017	2016	2015	2014
Net asset value, beginning of year	$25.06	$27.88	$25.93	$26.29	$29.76	$30.96
Income (loss) from investment operations:
Net investment income[1]	0.13	0.28	0.29	0.28	0.29	0.27
Net realized and unrealized gain (loss) on investments	4.14	(0.42)	4.03	1.36	(0.78)	2.64
Total income (loss) from investment operations	4.27	(0.14)	4.32	1.64	(0.49)	2.91
Less distributions:
From net investment income	—	(0.30)	(0.30)	(0.26)	(0.39)	(0.28)
From net realized gain on investments	—	(2.38)	(2.07)	(1.74)	(2.59)	(3.83)
Total distributions	—	(2.68)	(2.37)	(2.00)	(2.98)	(4.11)
Net asset value, end of year	$29.33	$25.06	$27.88	$25.93	$26.29	$29.76
Total return[2]	17.04%[7]	(0.94)%	16.74%	6.23%	(1.71)%	9.30%
Supplemental data and ratios:
Net assets, end of year (in thousands)	$35,375	$35,111	$39,356	$37,887	$40,309	$47,456
Ratios to average net assets Gross expenses	1.35%[6]	1.30%	1.29%	1.28%	1.23%	0.94%
Net expenses[3]	0.90[6]	0.89[5]	0.89[5]	0.89[5]	0.89[5]	0.92[4,5]
Net investment income	0.98[6]	0.96	1.04	1.04	0.99	0.85
Portfolio turnover rate	7%[7]	19%	26%	31%	27%	26%

*  For the six months ended June 30, 2019 (unaudited).

1  Per share amounts have been calculated using the average shares method.

2  Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results.

3  The Adviser has agreed to limit expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to no more than 0.89% of the Fund's average net assets. For the period ended June 30, 2019, the expense ratio exceeded the expense limitation agreement due to overdraft charges paid to the custodian. This expense limitation arrangement cannot be terminated prior to April 30, 2020 without the Board of Trustees' consent.

4  The impact of compensating balance arrangements, if any, was less than 0.01%.

5  Reflects fee waivers and/or expense reimbursements.

6  Annualized.

7  Not annualized.

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Variable Socially Responsive Balanced Fund 2019 Semi-Annual Report
12

Notes to financial statements (unaudited)

Note 1. Organization

1919 Variable Socially Responsive Balanced Fund (the "Fund") is a diversified series of Trust for Advised Portfolios (the "Trust"). The Trust, a Delaware Statutory Trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end investment management company. The Fund was converted to the Trust on November 10, 2014, and was previously organized under the Legg Mason Partners Variable Equity Trust as the Legg Mason Investment Counsel Variable Social Awareness Portfolio (the "Predecessor Fund").

Shares of the Fund may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The Fund seeks capital appreciation and retention of net investment income.

Note 2. Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the period. Actual results may differ from those estimates.

(a) Securities valuation. Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price ("NOCP"). Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices. Unlisted securities held by the Fund are valued at the last sale price in the over-the-counter ("OTC") market. If there is no trading on a particular day, the mean between the last quoted bid and ask price is used.

Long-term fixed income securities are valued using prices provided by an independent pricing service approved by the Board of Trustees. Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by 1919 Investment Counsel, LLC (the "Adviser" or "1919") under procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees.

1919 Variable Socially Responsive Balanced Fund 2019 Semi-Annual Report
13

Notes to financial statements (unaudited) (cont'd)

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized into three broad levels and described below:

•  Level 1 — quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

•  Level 3 — significant unobservable inputs, including the Fund's own assumptions in determining the fair value of investments.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund's assets carried at value:

ASSETS

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments*
Common Stocks	$24,222,742	$—	$—	$24,222,742
Collateralized Mortgage Obligations	—	25,574	—	25,574
Corporate Bonds	—	6,117,603	—	6,117,603
Foreign Government Agency Issues	—	814,667	—	814,667
Mortgage Backed Securities	—	178,166	—	178,166
U.S. Government & Agency Obligations	—	3,277,832	—	3,277,832
Total long-term investments	$24,222,742	$10,413,842	$—	$34,636,584
Short-term investment	$699,972	$—	$—	$699,972
Total investments	$24,922,714	$10,413,842	$—	$35,336,556

*  See Schedule of Investments for additional detailed categorizations.

(b) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded

1919 Variable Socially Responsive Balanced Fund 2019 Semi-Annual Report
14

on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(c) Foreign investment risk. The Fund's investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(d) Credit and market risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(e) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(f) Distribution to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

1919 Variable Socially Responsive Balanced Fund 2019 Semi-Annual Report
15

Notes to financial statements (unaudited) (cont'd)

(g) REIT distributions. The character of distributions received from Real Estate Investment Trusts (''REITs'') held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund's records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

(h) Compensating balance arrangements. The Predecessor Fund had an arrangement with its custodian bank whereby a portion of the custodian's fees were paid indirectly by credits earned on the Fund's cash on deposit with the bank.

(i) Federal and other taxes. It is the Fund's policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the "Code"), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund's financial statements.

Management has analyzed the Fund's tax positions taken on income tax returns for all open tax years (prior three fiscal years) and has concluded that as of June 30, 2019, no provision for income tax is required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. The Fund has no examination in progress and is not aware of any tax position for which it is reasonably possible that the total amount of unrecognized tax benefits will significantly change in the next twelve months.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Note 3. Investment management agreement and other transactions with affiliates

The Trust has an agreement with the Adviser to furnish investment advisory services to the Fund. Under the terms of this agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $100 million	0.65%
Next $100 million	0.61
Next $100 million	0.51
Over $300 million	0.46

1919 Variable Socially Responsive Balanced Fund 2019 Semi-Annual Report
16

The Adviser has agreed to waive fees and reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses do not exceed 0.89% (the "expense cap"). This expense limitation arrangement cannot be terminated prior to April 30, 2020, without the Board of Trustees' consent. Prior to the conversion, the Predecessor Fund limited its operating expenses to 1.00% of average net assets.

Effective April 30, 2017, the Adviser is permitted to recapture amounts waived or reimbursed to the Fund over a rolling three year period, provided that the total operating expenses of the Fund, including the recoupment, do not exceed the lesser of the established cap on expenses for that year or the cap in place when the waiver is incurred.

At June 30, 2019, the amounts waived by the Adviser and the eligible recapture periods are as follows:

December 31,
2020:	$155,665
2021:	158,752
2022*:	77,977
Total	392,394

*  Eligible for recapture through June 30, 2022.

U.S. Bancorp Fund Services, LLC doing business as U.S. Bank Global Fund Services ("Fund Services") serves as the Fund's administrator and transfer agent. The officers of the Trust are employees of Fund Services. U.S. Bank, N.A. serves as the Fund's custodian. Quasar Distributors, LLC ("Quasar"), an affiliate to Fund Services, acts as the Fund's distributor and principal underwriter. For the period ended, June 30, 2019, the Fund incurred the following expenses for administration & fund accounting, transfer agent, compliance and custody fees:

Administration & fund accounting	$37,032
Transfer agent*	$18,472
Compliance	$3,012
Custody	$1,909

*  Statement of operations includes service fees paid to participating insurance companies.

At June 30, 2019, the Fund had payables for administration & fund accounting, transfer agent, compliance and custody fees in the following amounts:

Administration & fund accounting	$12,492
Transfer agent	$6,147
Compliance	$988
Custody	$996

The above payable amounts are included in Accrued other expenses in the Statement of assets and liabilities.

1919 Variable Socially Responsive Balanced Fund 2019 Semi-Annual Report
17

Notes to financial statements (unaudited) (cont'd)

The Independent Trustees were paid $5,951 for their services and reimbursement of travel expenses during the period ended June 30, 2019. The Fund pays no compensation to the Interested Trustee or officers of the Trust.

Note 4. Investment transactions

During the six months ended June 30, 2019, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S Government & Agency Obligations were as follow:

	Investments	U.S. Government & Agency Obligations
Purchases	$2,280,272	$111,199
Sales	7,211,881	557,469

Note 5. Income tax information and distributions to shareholders

At December 31, 2018, the components of distributable accumulated earnings (deficit) on a tax basis were as follows:

Cost of Investments for tax purposes	$28,256,185
Gross tax unrealized appreciation	8,411,377
Gross tax unrealized depreciation	(1,610,899)
Net tax unrealized appreciation on investments	6,800,478
Undistributed ordinary income	79,812
Undistributed long-term capital gains	101,583
Other accumulated earnings	(30,122)
Total distributable earnings	$6,951,751

As of December 31, 2018, the Fund has no capital loss carryforward balance.

The tax character of distributions paid during the six months ended June 30, 2019 and fiscal year ended December 31, 2018, was as follows:

	Six Months Ended June 30, 2019	Year Ended December 31, 2018
Distribution Paid From:
Ordinary Income	$—	$621,768
Net Long Term Capital Gains	—	2,830,733

Note 6. Subsequent events

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. The Fund has determined that there were no subsequent events that would need to be disclosed in the Fund's financial statements.

1919 Variable Socially Responsive Balanced Fund 2019 Semi-Annual Report
18

Note 7. New accounting pronouncements

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update No. 2017-08 ("ASU 2017-08"), "Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities." ASU 2017-08 changed the amortization period for certain callable debt securities held at a premium. Specifically, it requires the premium to be amortized to the earliest call date. The Fund has adopted the provisions of ASU 2017-08 and has concluded that the change in accounting principle does not materially impact the financial statement amounts.

1919 Variable Socially Responsive Balanced Fund 2019 Semi-Annual Report
19

Other information (unaudited)

June 30, 2019

Proxy Voting

The Fund's proxy voting guidelines and a record of the Predecessor Fund's proxy votes for the 12 months ended June 30, 2019 are available without charge, upon request, by calling 1-844-828-1919 and on the Securities and Exchange Commission's website at www.sec.gov.

Quarterly Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the EDGAR database on the Securities and Exchange Commission's website at www.sec.gov. These Forms may also be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

1919 Variable Socially Responsive Balanced Fund 2019 Semi-Annual Report
20

Privacy notice

The 1919 Funds collect non-public information about you from the following sources:

Information we receive about you on applications or other forms;
Information you give us orally; and/or
Information about your transactions with us or others

We do not disclose any non-public personal information about our customers or former customers without the customer's authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing a Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

1919 Variable Socially Responsive Balanced Fund 2019 Semi-Annual Report
21

(This page intentionally left blank.)

(This page intentionally left blank.)

1919
Variable Socially Responsive Balanced Fund

Investment adviser

1919 Investment Counsel, LLC
One South Street, Suite 2500
Baltimore, MD 21202

Distributor

Quasar Distributors, LLC
777 East Wisconsin Avenue, 6th Floor
Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer agent, fund accountant and fund administrator

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent registered public accounting firm

BBD, LLP
1835 Market Street, 3rd Floor
Philadelphia, PA 19103

Legal counsel

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Ave. NW
Washington, DC 20004

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)         The Registrant’s [President/Principal Executive Officer] and [Treasurer/Principal Financial Officer] have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)         There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)         (1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Not applicable for semi-annual reports.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(1)         Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)         Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.  Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By	/s/ Christopher E. Kashmerick
Christopher E. Kashmerick, President

Date	8/29/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Christopher E. Kashmerick
Christopher E. Kashmerick, President

Date	8/29/19

By	/s/ Russell B. Simon
Russell B. Simon, Treasurer

Date	8/29/19